As filed with the Securities and Exchange Commission on July 11, 2008

1933 Act File No. 033-57986

1940 Act File No. 811-07470

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 43	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 44	[ X ]
(Check appropriate box or boxes.)

HERITAGE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C.  20006-1600

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ X ]	on September 15, 2008 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HERITAGE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for Institutional Class - I shares of International Equity Fund and Growth and Income Trust

Prospectus for Retirement Class – R-3 and R-5 shares of International Equity Fund and Growth and Income Trust

Statement of Additional Information for the Institutional Class and Retirement Class shares of International Equity Fund and Growth and Income Trust

Part C of Form N-1A

Signature Page

The sole purpose of this filing is to register the Class I, R-3 and R-5 shares of International Equity Fund, an existing series of the Registrant, with the Securities  and  Exchange  Commission.  No  other  series  of the Registrant is affected by this filing.

Heritage Mutual Funds

Prospectus September 15, 2008 Growth and Income Trust International Equity Fund Institutional Class - I shares Privacy Notice Heritage Family of Funds

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the fund’s prospectus.  Any representation to the contrary is a criminal offense.

HERITAGE MUTUAL FUNDS

PROSPECTUS
HERITAGE MUTUAL FUNDS
Growth and Income Trust	P-2
International Equity Fund	P-5
Additional Information About Risk Factors	P-9

MANAGEMENT OF THE FUNDS
Manager	P-12
Subadvisers	P-12
Portfolio Managers	P-12

DISTRIBUTION OF FUND SHARES
Distributor	P-13
Rule 12b-1 Distribution Plan	P-13
Payments to Financial Intermediaries	P-13

YOUR INVESTMENT
How To Invest	P-15
How To Sell Your Investment	P-16
How To Exchange Your Shares	P-16
Account and Transaction Policies	P-16
Dividends, Capital Gain Distributions and Taxes	P-19

FINANCIAL HIGHLIGHTS
Growth and Income Trust	P-21
International Equity Fund	P-21

FOR MORE INFORMATION	P-22

PRIVACY NOTICE
PRIVACY NOTICE TO CLIENTS OF HERITAGE FAMILY OF FUNDS	PN-1

Heritage Mutual Funds

GROWTH AND INCOME TRUST   |   9.15.2008

Investment Objective  I  The Growth and Income Trust primarily seeks long-term capital appreciation and, secondarily, seeks current income. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies  I  The fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. Equity investments in the portfolio normally will be weighted in favor of companies that pay dividends. However, the fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the fund’s investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund’s investment goals.

The fund’s Portfolio Managers adhere to a relative value investment style, employing a “bottom-up” investment process that seeks to acquire promising companies with sound business fundamentals at a time when they believe intrinsic value is not fully recognized by the marketplace. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The Portfolio Managers’ philosophy defines value in three categories:

•

Basic Value – stocks of financially sound companies with well established businesses that are selling at low valuations relative to the company’s net assets or potential earning power;

•

Consistent Earners – companies that exhibit blue chip characteristics, with steady earnings and dividend growth that are selling at attractive valuations and are priced below historical norms; and

•

Emerging Franchises – value-priced companies in the process of establishing a leading position in a product, service or market that is expected to grow at an above average rate.

The fund’s Portfolio Managers generally invest in mid- ($500 million to $15 billion) to large-capitalization (over $5 billion) companies that are diversified across different industries and sectors. The fund may invest up to 30% of its net assets in foreign securities.

Equity securities typically include common stocks including foreign stock, convertible securities, preferred stocks, and real estate investment trusts (“REITs”). The fund may also invest in corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The securities in which the fund may invest may be rated below investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s or, if unrated, deemed to be of comparable quality.

The fund may write covered call options (not to exceed 10% of its total assets) on common stocks in its portfolio or on common stocks into which securities held by it are convertible to earn additional income or buy call options to close out call options it has written. The fund may purchase debt securities of any maturity. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•

Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•

Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•

Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market;

•

Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

Heritage Mutual Funds

GROWTH AND INCOME TRUST   |   9.15.2008

•

Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•

High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•

Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Covered call option risk arises due to potential changes in the value of the stock on which the option is written;

•

Government Sponsored Enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government; and

•

Market timing risk arises because a fund’s value may be affected by market timing, especially in foreign markets.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2007. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of t he most recent month-end, please visit our website at HeritageFunds.com.

Year to date total return (Class A shares) as of August 31, 2008 was XX% (not annualized).

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	19.00%	September 30, 2003
Worst Quarter	(13.24)%	September 30, 2002

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Heritage Mutual Funds

GROWTH AND INCOME TRUST   |   9.15.2008

Average annual total returns (for the period ended December 31, 2007):
Fund Return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/15/86)
Before Taxes	12.10%	16.23%	5.38%
After Taxes on Distributions	8.98%	14.63%	3.91%
After Taxes on Distributions and Sale of Fund Shares	9.31%	13.60%	3.94%
Index (reflects no deduction of taxes, fees, expenses)
S&P 500 Index(a)	5.49%	12.83%	5.91%

(a) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth and Income Trust. The fund’s expenses for Class I shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2008.

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Class I
Investment Advisory Fees	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fees and Expenses Waived(a)	[ ]%
Net Expenses	0.95%

 (a) Heritage Asset Management, Inc has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 0.95% of the class’ average daily net assets through February 28, 2009. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee waivers without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods if overall expenses fall below these percentage limitations.

Expense Example  I  This example is intended to help you compare the cost of investing in the Growth and Income Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the fee waiver and expense reimbursement are only guaranteed through February 28, 2009, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$97	$303	$525	$1,166

Portfolio Managers  I  William Fries, CFA, and Brad Kinkelaar, Managing Directors of Thornburg Investment Management, Inc., are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio.

Heritage Mutual Funds

INTERNATIONAL EQUITY FUND   |   9.15.2008

Investment Objective  I  The International Equity Fund seeks capital appreciation principally through investment in a portfolio of international equity securities. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies  I  The International Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund will invest primarily in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers.

The fund invests primarily in equity securities of foreign companies that the Portfolio Managers believe have the potential to capitalize on worldwide growth trends and global changes. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices. The fund will sell securities when they no longer meet the portfolio manager’s investment criteria.

The fund may invest in securities traded on any securities market in the world. When allocating the fund’s assets among various securities markets of the world, the Portfolio Managers consider such factors as the condition and growth potential of the economies and securities markets, currency and taxation considerations, and financial, social, national and political factors. The Portfolio Managers also consider market regulations and liquidity of the market.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). The fund may also invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed, such as those included in the Morgan Stanley Capital International All Country World Index ex-US (“MSCI ACWI ex-US®”). The fund can invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts to improve its returns or protect its assets.

The fund’s Portfolio Managers use a “bottom-up” sector and stock-specific approach within the developed markets (Europe, Canada, Australia). A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. Within the emerging markets, a “top-down”, macro-economic driven process is adopted. A top-down method of analysis emphasizes the significance of economic and market cycles. Finally, when considering investments in Japanese companies, a hybrid approach (both bottom-up and top-down) is most effective.

Generally, the fund will invest in companies with a market cap of greater than $2.5 billion. It may invest in companies whose earnings are believed to be in a relatively strong growth trend or in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued. The fund also can invest a portion of its assets in investment-grade fixed income securities when equity securities appear to be overvalued. Investing in fixed income securities affords the fund the opportunity for capital growth, as in periods of declining interest rates. The fund may also invest up to 10% of its assets in debt securities of U.S. and foreign issuers, including high-risk, high-yield non-investment grade bonds (“junk bonds”) and emerging market debt securities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Heritage Mutual Funds

INTERNATIONAL EQUITY FUND   |   9.15.2008

Principal Risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•

Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•

Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•

High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•

Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

•

Derivative risk is the risk that the strategy used in purchasing futures contracts, foreign currency forward contract and options on futures may not succeed;

•

Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•

Market timing risk arises because a fund’s value may be affected by market timing, especially in foreign markets; and

•

Investing in other investment companies and exchange traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2007. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of t he most recent month-end, please visit our website at HeritageFunds.com.

Year to date total return (Class A shares) as of August 31, 2008 was XX% (not annualized).

Heritage Mutual Funds

INTERNATIONAL EQUITY FUND   |   9.15.2008

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	25.39%	December 31, 1999
Worst Quarter	(17.42)%	September 30, 2001

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2007):
Fund Return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/27/95)
Before Taxes	10.71%	21.76%	7.54%
After Taxes on Distributions	9.31%	20.46%	6.45%
After Taxes on Distributions and Sale of Fund Shares	9.08%	18.88%	6.18%
Index (reflects no deduction of taxes, fees, expenses)(a)
MSCI ACWI-ex US®(b)	16.65%	24.02%	9.55%
MSCI EAFE® Index(c)	11.63%	22.08%	9.04%

(a) Effective July 1, 2007, the fund replaced its performance benchmark index, MSCI EAFE® Index, with the MSCI ACWI ex-US®. The MSCI ACWI ex-US® contains emerging markets in the index, while the MSCI EAFE® Index does not. Thus, the MSCI ACWI ex-US® better reflects the holdings within the fund. (b) The MSCI ACWI-ex US® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. As of December 31, 2007, the MSCI ACWI-ex U.S. consisted of 47 developed and emerging market country indices. (c) The MSCI EAFE® Index is an unmanaged index representative of the market structure of approximately 20 countries from the stock markets of Europe, Australasia, and the Far East. Its returns do not include the net effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. The fund’s expenses for Class I shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2008.

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Class I
Investment Advisory Fees	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[ ]%
Total Annual Fund Operating Expenses(b)	[ ]%
Net Expenses	1.15%

(a) Includes acquired fund fees and expenses. (b) Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 1.15% of the class’ average daily net assets through February 28, 2009. This expense limitation exclude interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Expense Example  I  This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the fee waiver and expense reimbursement are only guaranteed through February 28, 2009, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Heritage Mutual Funds INTERNATIONAL EQUITY FUND | 9.15.2008 Share class	Year 1	Year 3	Year 5	Year 10
I shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Managers  I  Rudolph-Riad Younes, CFA, Head of International Equities at Artio Global Management LLC and Richard C. Pell, Chief Investment Officer of Artio Globla Management LLC are responsible for the day-to-day management of the fund.

Heritage Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS   |   9.15.2008

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. The following table identifies the primary risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

Risk Factor	Growth and Income	International Equity
Stock market	X	X
Growth stocks	X	X
Value stocks	X
Mid-cap companies	X
Small-cap companies	X
Changes in interest rates	X
High-yield securities	X	X
Credit	X	X
Foreign securities	X	X
Emerging markets		X
Derivatives		X
Covered call options	X
Government sponsored enterprises	X
Sectors		X
Market timing activities	X	X
Other investment companies		X

Stock Market   I  The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Growth Stocks  I  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stocks  I  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

Mid-Cap Companies  I  Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

Heritage Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS   |   9.15.2008

Small-Cap Companies  I  Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap and large-cap companies.

Changes in Interest Rates  I  Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Yields of debt securities will fluctuate over time.

High-Yield Securities  I  Investments in securities rated below investment grade, or “junk bonds”, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in pri ce and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Credit  I  A fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations.

Foreign Securities  I  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Emerging Markets  I  When investing in emerging markets, the risks mentioned above of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

Derivatives  I  A fund may use derivatives such as futures contracts, foreign currency forward contracts and options on futures to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If a fund’s portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the fund, the fund could lose money.

Covered Call Options  I  Because a fund may write covered call options, a fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While call option premiums may generate incremental portfolio income, they also can limit gains from market movements.

Heritage Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS   |   9.15.2008

Government Sponsored Enterprises  I  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Sectors  I  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Risk of Market Timing Activities  I  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While Heritage Asset Management, Inc. monitors trading in the fund, there is no guarantee that it can detect all market timing activities.

Other Investment Companies and ETFs  I  Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the Portfolio Manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Management of the Funds

PROSPECTUS   |   9.15.2008

Manager

Heritage Asset Management, Inc. (“Heritage”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for each fund. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of these funds and other Heritage mutual funds with net assets totaling over $10 billion as of June 30, 2008. The basis for the approval of each Investment Advisory contract is contained in the annual report for the period ended October 31, 2007. The table below contains the effective investment advisory fee rate for the last fiscal year for each fund, which takes into account fee waivers, fee recovery and breakpoints, as applicable. For funds that have breakpoints in their fee rate, the advisory fee rate for funds may decline as assets increase.

Fees charged
Growth and Income Trust	0.59%
International Equity Fund	0.72%

Each fund has entered into an Administrative Agreement with Heritage under which each fund pays Heritage 0.15% of average daily net assets for various administrative services.

Subadvisers

Heritage may allocate and re-allocate the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Heritage is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for each fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Heritage has selected the following subadvisers to provide investment advice and portfolio management services to the funds’ portfolios:

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Thornburg Investment Management, Inc. (“Thornburg”) 119 East Marcy Street, Suite 200, Santa Fe, New Mexico 87501, serves as the subadviser to the Growth and Income Trust. As of June 30, 2008, Thornburg had approximately $xx.x billion of assets under its discretionary management.

•   Artio Global Management LLC (“Artio”), 330 Madison Avenue, New York, New York 10017, the subadviser to the International Equity Fund, is a majority owned subsidiary of Artio Global Investors, Inc., which in turn is a wholly owned subsidiary of Julius Baer Holdings Ltd., of Zurich, Switzerland. Artio had approximately $xx.x billion of assets under management as of June 30, 2008.

Portfolio Managers

The following Portfolio Managers are responsible for the day-to-day management of each investment portfolio:

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Growth and Income Trust — William V. Fries, CFA and Brad Kinkelaar are Co-Portfolio Managers of the fund and responsible for the day-to-day management of the fund. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. Mr. Fries has been responsible for the day-to-day management of the investment portfolio since 2001. Mr. Kinkelaar joined Thornburg in 1999 and was elected as a Managing Director in 2003. Mr. Kinkelaar has been a Co-Portfolio Manager since 2006.

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International Equity Fund — Rudolph-Riad Younes, CFA and Richard C. Pell have shared responsibility for the day-to-day management of the investment portfolio since 2002. Mr. Younes, Head of International Equities, joined Artio in 1993. Mr. Pell joined Artio as Chief Investment Officer (USA) in 1995.

Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and the ownership of fund shares is found in the Statement of Additional Information (“SAI”).

Distribution of Fund Shares

PROSPECTUS   |   9.15.2008

Distributor

Heritage Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Heritage, serves as the distributor of the funds. The Distributor may compensate other broker-dealers to promote sales of fund shares.

Rule 12b-1 Distribution Plan

The funds do not incur any direct distribution expenses related to I shares. However, the funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Heritage or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund I shares.

Payments to Financial Intermediaries

Heritage, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Heritage or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Heritage or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a s elling, administration or similar agreement with Heritage, the Distributor and/or an Affiliate.

Heritage or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Heritage and its Affiliates receive when these payments are made include, among other things, placing the funds on the financial advisor’s funds sales system, possibly placing the funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its “sales shelf”). Heritage and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Heritage or its Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Heritage or its Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

Heritage or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Heritage’s or its Affiliates’ personnel may make presentations on the funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or otherwise would be a direct obligation of the funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Heritage and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients’ accounts, Heritage and its Affiliates benefit from the incremental management and other fees paid to Heritage and its Affiliates by the funds with respect to those assets.

Distribution of Fund Shares

PROSPECTUS   |   9.15.2008

You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from Heritage or its Affiliates or the funds, as well as about fees and/or commissions it charges.

Your Investment

PROSPECTUS   |   9.15.2008

How To Invest

Minimum Initial Investment and Subsequent Purchases  I  For individual investors and qualified institutions purchasing shares for their own account, the minimum initial investment is $2,500,000. Qualified institutions include corporations, banks, insurance companies, endowments, foundations and trusts. Heritage may waive any of these minimums at its sole discretion. Further, Class I shares are available to investors purchasing through a financial intermediary within a “wrap”, asset allocation or other fee based advisory program (“Fee Based Program”), provided that the Fee Based Program sponsor has selected this class of shares as an acceptable investment for this Fee Based Program and entered into a distribution arrangement with the Distributor for the Fee Based Program. Minimum investments for initial and subsequent purchase are set by the Fee Based Program sponsor. You must contact your intermediary to purchase Class I shares in this manner.

Through Your Financial Advisor  I  You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund. Your broker may also designate other intermediaries to receive orders on the fund’s behalf.

By Mail  I  You may invest in a fund directly by completing and signing an account application available from Heritage. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

Heritage Asset Management, Inc.

P.O. Box 33022

St. Petersburg, FL 33733

By Telephone  I  If you provide your bank account information, Heritage can initiate a purchase from that account. Complete the appropriate sections of the Heritage account application and attach a voided check to activate this service. This method cannot be used to open a new account.

By Periodic Investment Program  I  We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time.

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From Your Bank Account — You may instruct us to transfer funds from a specific bank checking account to your Heritage account. This service is only available in instances in which the transfer can be effected by electronic transfer. Complete the appropriate sections of the account application or the Heritage Direct Payment Plan form to activate this service. Heritage reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months or if you make regular withdrawals from your account without maintaining the minimum balance.

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Automatic Exchange — You may make automatic regular exchanges between two or more Heritage mutual funds. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your Heritage account balance to the fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.

By Wire  I  You may invest in a fund by Federal Reserve wire sent from your bank in U.S. Dollars. Mail your completed and signed account application to Heritage. Contact Heritage at 800.421.4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and all of the following information by Federal Reserve or bank wire to:

Your Investment

PROSPECTUS   |   9.15.2008

State Street Bank and Trust Company

225 Franklin Street, Boston, MA 02110

ABA # 011-000-028

Account # 3196-769-8

Fund and class of shares to be purchased

Your Heritage account number

Your name

Do not mail investments or correspondence to this address.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. Contact your financial intermediary or financial advisor to sell shares of a fund.

How To Exchange Your Shares

You can exchange Class I shares of one Heritage fund for Class I shares of any other Heritage fund that offers such shares, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, Heritage or through our website, HeritageFunds.com. Contact your financial intermediary to exchange shares of a fund.

Each Heritage mutual fund may terminate the exchange privilege upon 60 days notice.

Account and Transaction Policies

Valuation of Securities  I  The price of each fund’s shares is the fund’s NAV per share. Each fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 EST), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, Heritage is not required to revalue the fund.

Generally, the funds value portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

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The quotation may be stale;

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The quotation may be unreliable because the security is not traded frequently;

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Trading on the security ceased before the close of the trading market;

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Security is newly issued;

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Issuer specific events occurred after the security ceased trading; or

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Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

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A merger or insolvency;

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Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

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Market events, such as a significant movement in the U.S. market.

Your Investment

PROSPECTUS   |   9.15.2008

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the funds. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

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Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

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Foreign Equity Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

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Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of the last bid, which is provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

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Short-term Securities: The funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

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Futures and Options: Futures and options are valued on the basis of market quotations, if available.

Timing of Orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m. EST, and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to Heritage in compliance with their contractual deadline.

Good Order Requirements  I  For the funds to process your request, it must be in “good order”. Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Customer Identification and Verification Procedures  I  The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.

Restrictions on Orders  I  The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, HeritageFunds.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-Kind  I  Although the funds generally intend to pay redemption proceeds solely in cash, the funds have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of a fund’s assets, we may give you securities from the fund’s portfolio instead of cash.

Accounts With Below-Minimum Balances  I  If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

Market Timing  I  Market Timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to a fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The funds will not enter into agreements to accommodate frequent purchases or exchanges. Further, the funds and Heritage have adopted the following guidelines:

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Heritage reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

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Heritage may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to a fund. Heritage may consider the trading history of accounts under common ownership or control in this determination.

Your Investment

PROSPECTUS   |   9.15.2008

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All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Heritage or through a financial intermediary. Heritage reserves the right to reject combined or omnibus orders in whole or in part.

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Heritage seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby Heritage will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

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While Heritage applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of Portfolio Holdings  I  Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds’ policy is included in the SAI. Portfolio information can be found on our website, HeritageFunds.com.

Account Statements  I  If you purchase shares directly from a fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify Heritage or your financial advisor or any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and Taxes  I  Each fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

Each fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Please consult a tax professional for more information.

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Heritage mutual fund.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Your Investment

PROSPECTUS   |   9.15.2008

Withholding Taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax Reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Financial Highlights

PROSPECTUS   |   9.15.2008

Because Class I of the funds have not yet offered their shares, there is no financial information available on Class I shares. The financial highlights table shown below provides financial information for Class A shares of each fund, which are not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). The table is a part of the funds’ financial statements, which are included in their annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report is included in the funds’ annual reports.

Fiscal periods			From investment operations			Dividends & distributions				Ratios to average daily net assets (%)
Begin	End	Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered	Without expenses waived/ recovered	Net income (loss)	Portfolio turnover rate (%)	Total return (%) (a)	Ending net assets (millions)
Growth and Income Trust
Class A*
11/01/06	10/31/07	$14.68	$0.36	$3.60(b)	$3.96	($0.34)	($0.53)	($0.87)	$17.77	1.35	1.40	2.28	63	28.17	$96
10/01/06	10/31/06	14.43	0.02	0.34(b)	0.36	(0.11)	—	(0.11)	14.68	1.35(c)	1.56(c)	1.33 (c)	4	2.52(d)	68
10/01/05	09/30/06	13.81	0.38	1.43(b)	1.81	(0.34)	(0.85)	(1.19)	14.43	1.35	1.42	2.74	54	13.90	68
10/01/04	09/30/05	11.80	0.28	1.99(b)	2.27	(0.26)	—	(0.26)	13.81	1.35	1.51	2.13	73	19.41	45
10/01/03	09/30/04	11.10	0.16	0.68	0.84	(0.14)	—	(0.14)	11.80	1.35	1.50	1.31	80	7.57	41
10/01/02	09/30/03	9.07	0.12	2.02	2.14	(0.11)	—	(0.11)	11.10	1.35	1.61	1.20	82	23.82	36
International Equity Fund
Class A*
11/01/06	10/31/07	29.97	0.27	8.87(b)	9.14	(0.47)	(2.12)	(2.59)	36.52	1.47	1.41	0.83	56	32.58	166
11/01/05	10/31/06	25.20	0.24	6.73(b)	6.97	(0.16)	(2.04)	(2.20)	29.97	1.71	1.53	0.86	58	29.31	91
11/01/04	10/31/05	20.95	0.09	4.49(b)	4.58	(0.33)	—	(0.33)	25.20	1.78	2.00	0.38	78	21.98	50
11/01/03	10/31/04	17.93	0.05	3.12	3.17	(0.15)	—	(0.15)	20.95	1.78	2.15	0.24	162	17.74	29
11/01/02	10/31/03	14.68	0.10	3.15	3.25	—	—	0.00	17.93	1.78	2.43	0.63	133	22.14	23

* Per share amounts have been calculated using the monthly average share method.

(a) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges. (b) Redemption fee amounts represent less than $0.01 per share. (c) Annualized. (d) Not annualized.

For More Information

More information on these funds is available free upon request, including the following:

Financial Reports  I   Additional information about each Fund’s investments is available in each Fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)  I   Additional information about each fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

To obtain the SAI, the prospectus, annual report, semiannual report, performance information, an account application, schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact Heritage Family of Funds:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733

By telephone:	800.421.4184

By internet:	HeritageFunds.com

These documents and other information about the funds can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

Heritage offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit HeritageFunds.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 800.421.4184 or send an e-mail to: ClientServices@HeritageFunds.com. Heritage Family of Funds is pleased to offer the convenience of viewing shareholder communications, including fund prospectuses, annual reports, and proxy statements, online at HeritageFunds.com.

The funds’ Investment Company and Securities Act registration numbers are:

Heritage Growth and Income Trust	811-4767	33-7559
Heritage Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

PRIVACY NOTICE TO CLIENTS

OF HERITAGE FAMILY OF FUNDS

Heritage Asset Management, Inc. and Heritage Family of Funds (collectively “Heritage”) are committed to protecting confidentiality of the information furnished to us by our clients. We are providing you this information as required by Regulation S-P adopted by the Securities and Exchange Commission.

Information about you that we collect:

We collect non-public personal information about you from the following sources: information we receive from you on applications or other forms or through our website; information about your transactions with us, our affiliates, or others; and information we may receive from a consumer reporting agency.

Our use of information about you:

As permitted by law, we may share information about you with affiliated companies of Heritage and with parties that provide other services to us, and with certain financial institutions with whom we have joint marketing arrangements. These parties and financial institutions have agreed to treat any such information as confidential and not to share such information with other parties. Additionally, financial advisors may change brokerage firms and information may be received or taken by your financial advisor to the new firm. Otherwise, we do not disclose any non-public personal information about you to anyone except as permitted by law. We follow the same policy with respect to non-public information received from all clients and former clients.

How we protect your confidential information:

Heritage has policies that restrict access to non-public personal information about you to those employees who have a need for that information to provide investment alternatives or services to you, or to employees who assist those who provide investment alternatives or services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

This page is not part of the Prospectus

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If so, please let us know.
Visit HeritageFunds.com to enroll.

Heritage Mutual Funds

Prospectus September 15, 2008 Growth and Income Trust International Equity Fund Retirement Class – R-3 and R-5 shares Privacy Notice Heritage Family of Funds

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the fund’s prospectus.  Any representation to the contrary is a criminal offense.

HERITAGE MUTUAL FUNDS

PROSPECTUS
HERITAGE MUTUAL FUNDS
Growth and Income Trust	P-2

International Equity Fund	P-5

Additional Information About Risk Factors	P-9

MANAGEMENT OF THE FUNDS
Manager	P-12

Subadvisers	P-12
Portfolio Managers	P-12

DISTRIBUTION OF FUND SHARES

Distributor	P-13

Rule 12b-1 Distribution Plan	P-13

Payments to Financial Intermediaries	P-13

YOUR INVESTMENT

Who Can Invest	P-15

How To Sell Your Investment	P-15

How To Exchange Your Shares	P-15

Account and Transaction Policies	P-15

Dividends, Capital Gain Distributions and Taxes	P-18

FINANCIAL HIGHLIGHTS

Growth and Income Trust	P-20

International Equity Fund	P-20

FOR MORE INFORMATION	P-21

PRIVACY NOTICE

PRIVACY NOTICE TO CLIENTS OF HERITAGE FAMILY OF FUNDS	PN-1

Heritage Mutual Funds

GROWTH AND INCOME TRUST   |   9.15.2008

Investment Objective  I  The Growth and Income Trust primarily seeks long-term capital appreciation and, secondarily, seeks current income. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies  I  The fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. Equity investments in the portfolio normally will be weighted in favor of companies that pay dividends. However, the fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the fund’s investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund’s investment goals.

The fund’s Portfolio Managers adhere to a relative value investment style, employing a “bottom-up” investment process that seeks to acquire promising companies with sound business fundamentals at a time when they believe intrinsic value is not fully recognized by the marketplace. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The Portfolio Managers’ philosophy defines value in three categories:

•

Basic Value – stocks of financially sound companies with well established businesses that are selling at low valuations relative to the company’s net assets or potential earning power;

•

Consistent Earners – companies that exhibit blue chip characteristics, with steady earnings and dividend growth that are selling at attractive valuations and are priced below historical norms; and

•

Emerging Franchises – value-priced companies in the process of establishing a leading position in a product, service or market that is expected to grow at an above average rate.

The fund’s Portfolio Managers generally invest in mid- ($500 million to $15 billion) to large-capitalization (over $5 billion) companies that are diversified across different industries and sectors. The fund may invest up to 30% of its net assets in foreign securities.

Equity securities typically include common stocks including foreign stock, convertible securities, preferred stocks, and real estate investment trusts (“REITs”). The fund may also invest in corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The securities in which the fund may invest may be rated below investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s or, if unrated, deemed to be of comparable quality.

The fund may write covered call options (not to exceed 10% of its total assets) on common stocks in its portfolio or on common stocks into which securities held by it are convertible to earn additional income or buy call options to close out call options it has written. The fund may purchase debt securities of any maturity. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•

Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•

Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•

Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market;

•

Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

Heritage Mutual Funds

GROWTH AND INCOME TRUST   |   9.15.2008

•

Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•

High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•

Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Covered call option risk arises due to potential changes in the value of the stock on which the option is written;

•

Government Sponsored Enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government; and

•

Market timing risk arises because a fund’s value may be affected by market timing, especially in foreign markets.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2007. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of t he most recent month-end, please visit our website at HeritageFunds.com.

Year to date total return (Class A shares) as of August 31, 2008 was xx% (not annualized).

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	19.00%	September 30, 2003
Worst Quarter	(13.24)%	September 30, 2002

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Heritage Mutual Funds

GROWTH AND INCOME TRUST   |   9.15.2008

Average annual total returns (for the period ended December 31, 2007):
Fund Return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/15/86)
Before Taxes	12.10%	16.23%	5.38%
After Taxes on Distributions	8.98%	14.63%	3.91%
After Taxes on Distributions and Sale of Fund Shares	9.31%	13.60%	3.94%
Index (reflects no deduction of taxes, fees, expenses)
S&P 500 Index(a)	5.49%	12.83%	5.91%

(a) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth and Income Trust. The fund’s expenses for Class R-3 and Class R-5 are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2008.

	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

	Class R-3	Class R-5
Investment Advisory Fees	0.59%	0.59%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fees and Expenses Waived(b)	[ ]%	[ ]%
Net Expenses	1.65%	0.95%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares. (b) Heritage Asset Management, Inc has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.65% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’s average daily net assets through February 28, 2009. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee waivers without the approval of fund shareholders. Any reimbursement o f fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods if overall expenses fall below these percentage limitations.

Expense Example  I  This example is intended to help you compare the cost of investing in the Growth and Income Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the fee waiver and expense reimbursement are only guaranteed through February 28, 2009, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$168	$520	$897	$1,955
R-5 shares	$97	$303	$525	$1,166

Portfolio Managers  I  William Fries, CFA, and Brad Kinkelaar, Managing Directors of Thornburg Investment Management, Inc., are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio.

Heritage Mutual Funds

INTERNATIONAL EQUITY FUND   |   9.15.2008

Investment Objective  I  The International Equity Fund seeks capital appreciation principally through investment in a portfolio of international equity securities. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies  I  The International Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund will invest primarily in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers.

The fund invests primarily in equity securities of foreign companies that the Portfolio Managers believe have the potential to capitalize on worldwide growth trends and global changes. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices. The fund will sell securities when they no longer meet the portfolio manager’s investment criteria.

The fund may invest in securities traded on any securities market in the world. When allocating the fund’s assets among various securities markets of the world, the Portfolio Managers consider such factors as the condition and growth potential of the economies and securities markets, currency and taxation considerations, and financial, social, national and political factors. The Portfolio Managers also consider market regulations and liquidity of the market.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). The fund may also invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed, such as those included in the Morgan Stanley Capital International All Country World Index ex-US (“MSCI ACWI ex-US®”). The fund can invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts to improve its returns or protect its assets.

The fund’s Portfolio Managers use a “bottom-up” sector and stock-specific approach within the developed markets (Europe, Canada, Australia). A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. Within the emerging markets, a “top-down”, macro-economic driven process is adopted. A top-down method of analysis emphasizes the significance of economic and market cycles. Finally, when considering investments in Japanese companies, a hybrid approach (both bottom-up and top-down) is most effective.

Generally, the fund will invest in companies with a market cap of greater than $2.5 billion. It may invest in companies whose earnings are believed to be in a relatively strong growth trend or in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued. The fund also can invest a portion of its assets in investment-grade fixed income securities when equity securities appear to be overvalued. Investing in fixed income securities affords the fund the opportunity for capital growth, as in periods of declining interest rates. The fund may also invest up to 10% of its assets in debt securities of U.S. and foreign issuers, including high-risk, high-yield non-investment grade bonds (“junk bonds”) and emerging market debt securities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Heritage Mutual Funds

INTERNATIONAL EQUITY FUND   |   9.15.2008

Principal Risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•

Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•

Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•

High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•

Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

•

Derivative risk is the risk that the strategy used in purchasing futures contracts, foreign currency forward contract and options on futures may not succeed;

•

Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•

Market timing risk arises because a fund’s value may be affected by market timing, especially in foreign markets; and

•

Investing in other investment companies and exchange traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2007. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of t he most recent month-end, please visit our website at HeritageFunds.com.

Heritage Mutual Funds

INTERNATIONAL EQUITY FUND   |   9.15.2008

Year to date total return (Class A shares) as of August 31, 2008 was xx.x% (not annualized).

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	25.39%	December 31, 1999
Worst Quarter	(17.42)%	September 30, 2001

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2007):
Fund Return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/27/95)
Before Taxes	10.71%	21.76%	7.54%
After Taxes on Distributions	9.31%	20.46%	6.45%
After Taxes on Distributions and Sale of Fund Shares	9.08%	18.88%	6.18%
Index (reflects no deduction of taxes, fees, expenses)(a)
MSCI ACWI-ex US®(b)	16.65%	24.02%	9.55%
MSCI EAFE® Index(c)	11.63%	22.08%	9.04%

(a) Effective July 1, 2007, the fund replaced its performance benchmark index, MSCI EAFE® Index, with the MSCI ACWI ex-US®. The MSCI ACWI ex-US® contains emerging markets in the index, while the MSCI EAFE® Index does not. Thus, the MSCI ACWI ex-US® better reflects the holdings within the fund. (b) The MSCI ACWI-ex US® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. As of December 31, 2007, the MSCI ACWI-ex U.S. consisted of 47 developed and emerging market country indices. (c) The MSCI EAFE® Index is an unmanaged index representative of the market structure of approximately 20 countries from the stock markets of Europe, Australasia, and the Far East. Its returns do not include the net e ffect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Heritage Mutual Funds

INTERNATIONAL EQUITY FUND   |   9.15.2008

Fees and Expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. The fund’s expenses for Class R-3 and Class R-5 are based on actual expenses incurred for the fiscal year ending October 31, 2008.

	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

	Class R-3	Class R-5
Investment Advisory Fees	0.72%	0.72%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.45%	0.40%
Total Annual Fund Operating Expenses(b)	1.67%	1.12%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Class R-3 shares. (b) Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.75% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 1.15% of that class’s average daily net assets through February 28, 2009. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Expense Example  I  This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$178	$551	$949	$2.062
R-5 shares	$117	$365	$633	$1,398

Portfolio Managers  I  Rudolph-Riad Younes, CFA, Head of International Equities at Artio Global Management LLC and Richard C. Pell, Chief Investment Officer of Artio Global Management LLC are responsible for the day-to-day management of the fund.

Heritage Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS   |   9.15.2008

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. The following table identifies the primary risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

Risk Factor	Growth and Income	International Equity
Stock market	X	X
Growth stocks	X	X
Value stocks	X
Mid-cap companies	X
Small-cap companies	X
Changes in interest rates	X
High-yield securities	X	X
Credit	X	X
Foreign securities	X	X
Emerging markets		X
Derivatives		X
Covered call options	X
Government sponsored enterprises	X
Sectors		X
Market timing activities	X	X
Other investment companies		X

Stock Market   I  The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Growth Stocks  I  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stocks  I  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

Mid-Cap Companies  I  Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

Small-Cap Companies  I  Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited

Heritage Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS   |   9.15.2008

managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap and large-cap companies.

Changes in Interest Rates  I  Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Yields of debt securities will fluctuate over time.

High-Yield Securities  I  Investments in securities rated below investment grade, or “junk bonds”, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in pri ce and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Credit  I  A fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations.

Foreign Securities  I  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Emerging Markets  I  When investing in emerging markets, the risks mentioned above of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

Derivatives  I  A fund may use derivatives such as futures contracts, foreign currency forward contracts and options on futures to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If a fund’s portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the fund, the fund could lose money.

Covered Call Options  I  Because a fund may write covered call options, a fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While call option premiums may generate incremental portfolio income, they also can limit gains from market movements.

Government Sponsored Enterprises  I  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S.

Heritage Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS   |   9.15.2008

Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Sectors  I  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Risk of Market Timing Activities  I  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While Heritage Asset Management, Inc. monitors trading in the fund, there is no guarantee that it can detect all market timing activities.

Other Investment Companies and ETFs  I  Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’ s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the Portfolio Manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Management of the Funds

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Manager

Heritage Asset Management, Inc. (“Heritage”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for each fund. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of these funds and other Heritage mutual funds with net assets totaling over $10 billion as of June 30, 2008. The basis for the approval of each Investment Advisory contract is contained in the annual report for the period ended October 31, 2007. The table below contains the effective investment advisory fee rate for the last fiscal year for each fund, which takes into account fee waivers, fee recovery and breakpoints, as applicable. For funds that have breakpoints in their fee rate, the advisory fee rate for funds may decline as assets increase.

Fees charged
Growth and Income Trust	0.59%
International Equity Fund	0.72%

Each fund has entered into an Administrative Agreement with Heritage under which each fund pays Heritage 0.15% of average daily net assets for various administrative services.

Subadvisers

Heritage may allocate and re-allocate the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Heritage is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for each fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Heritage has selected the following subadvisers to provide investment advice and portfolio management services to the funds’ portfolios:

•

Thornburg Investment Management, Inc. (“Thornburg”) 119 East Marcy Street, Suite 200, Santa Fe, New Mexico 87501, serves as the subadviser to the Growth and Income Trust. As of June 30, 2008, Thornburg had approximately $xx.x billion of assets under its discretionary management.

•   Artio Global Management LLC (“Artio”), 330 Madison Avenue, New York, New York 10017, the subadviser to the International Equity Fund, is a majority owned subsidiary of Artio Global Investors, Inc., which in turn is a wholly owned subsidiary of Julius Baer Holdings Ltd., of Zurich, Switzerland. Artio had approximately $xx.x billion of assets under management as of June 30, 2008.

Portfolio Managers

The following Portfolio Managers are responsible for the day-to-day management of each investment portfolio:

•

Growth and Income Trust — William V. Fries, CFA and Brad Kinkelaar are Co-Portfolio Managers of the fund and responsible for the day-to-day management of the fund. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. Mr. Fries has been responsible for the day-to-day management of the investment portfolio since 2001. Mr. Kinkelaar joined Thornburg in 1999 and was elected as a Managing Director in 2003. Mr. Kinkelaar has been a Co-Portfolio Manager since 2006.

•

International Equity Fund — Rudolph-Riad Younes, CFA and Richard C. Pell have shared responsibility for the day-to-day management of the investment portfolio since 2002. Mr. Younes, Head of International Equities, joined Artio in 1993. Mr. Pell joined Arito as Chief Investment Officer (USA) in 1995.

Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and the ownership of fund shares is found in the Statement of Additional Information (“SAI”).

Distribution of Fund Shares

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Distributor

Heritage Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Heritage, serves as the distributor of the funds. The Distributor may compensate other broker-dealers to promote sales of fund shares.

Rule 12b-1 Distribution Plan

Amounts paid by each fund in connection with the distribution of fund R-3 shares are referred to as a 12b-1 fee.  Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and services fees for the sale of its R-3 shares and for services provided to shareholders. Because these fees are paid out of the Class R-3’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds do not incur any direct distribution expenses related to R-5 shares.  However, the funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Heritage or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund R-5 shares.

Payments to Financial Intermediaries

Heritage, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Heritage or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Heritage or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a s elling, administration or similar agreement with Heritage, the Distributor and/or an Affiliate.

Heritage or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Heritage and its Affiliates receive when these payments are made include, among other things, placing the funds on the financial advisor’s funds sales system, possibly placing the funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its “sales shelf”). Heritage and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Heritage or its Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Heritage or its Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

Heritage or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Heritage’s or its Affiliates’ personnel may make presentations on the funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or otherwise

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would be a direct obligation of the funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Heritage and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients’ accounts, Heritage and its Affiliates benefit from the incremental management and other fees paid to Heritage and its Affiliates by the funds with respect to those assets.

You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from Heritage or its Affiliates or the funds, as well as about fees and/or commissions it charges.

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Who Can Invest

Class R-3 or R-5 shares are available for purchase through eligible employer sponsored retirement plans (including 401(k) plans, 403(b) plans, 457 plans and profit-sharing plans) in which the employer, plan sponsor or other administrator (“Plan Administrator”) has entered into an agreement with the Distributor. Class R-3 and R-5 shares also are generally only available to retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Additional shares may be purchased through your Plan Administrator. Initial and subsequent purchase minimums are determined by your Plan Administrator.

Class R-5 shares generally are available only to retirements plans that satisfy the foregoing requirements and have $1 million or more in plan assets.  Class R-3 and R-5 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, Coverdell Educational Savings Accounts or individual 401(k) or 403(b) plans.  Plan participants should contact the Plan Administrator to consider purchasing these shares.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. Contact your financial intermediary or financial advisor to sell shares of a fund.

How To Exchange Your Shares

You can exchange shares of one Heritage fund for shares of the same class of any other Heritage fund that offers such shares, subject to the investment requirements of that fund. Your ability to exchange to another Heritage fund may be limited by the availability of a given fund in your retirement plan as determined by your Plan Administrator.  Each Heritage mutual fund may terminate the exchange privilege upon 60 days’ notice.  Please contact your Plan Administrator if you wish to exchange shares of any fund.

Account and Transaction Policies

Valuation of Securities  I  The price of each fund’s shares is the fund’s NAV per share. Each fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 EST), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, Heritage is not required to revalue the fund.

Generally, the funds value portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•

The quotation may be stale;

•

The quotation may be unreliable because the security is not traded frequently;

•

Trading on the security ceased before the close of the trading market;

•

Security is newly issued;

•

Issuer specific events occurred after the security ceased trading; or

•

Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•

A merger or insolvency;

•

Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•

Market events, such as a significant movement in the U.S. market.

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Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedur es to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the funds. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Foreign Equity Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certain ty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

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Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of the last bid, which is provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

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Short-term Securities: The funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

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Futures and Options: Futures and options are valued on the basis of market quotations, if available.

Timing of Orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close

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of regular trading on the NYSE every business day, normally 4:00 p.m. EST, and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to Heritage in compliance with their contractual deadline.

Good Order Requirements  I  For the funds to process your request, it must be in “good order”. Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Customer Identification and Verification Procedures  I  The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.

Restrictions on Orders  I  The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, HeritageFunds.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-Kind  I  Although the funds generally intend to pay redemption proceeds solely in cash, the funds have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of a fund’s assets, we may give you securities from the fund’s portfolio instead of cash.

Accounts With Below-Minimum Balances  I  If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

Market Timing  I  Market Timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to a fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The funds will not enter into agreements to accommodate frequent purchases or exchanges. Further, the funds and Heritage have adopted the following guidelines:

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Heritage reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

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Heritage may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to a fund. Heritage may consider the trading history of accounts under common ownership or control in this determination.

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•

All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Heritage or through a financial intermediary. Heritage reserves the right to reject combined or omnibus orders in whole or in part.

•

Heritage seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby Heritage will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•

While Heritage applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of Portfolio Holdings  I  Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds’ policy is included in the SAI. Portfolio information can be found on our website, HeritageFunds.com.

Account Statements  I  If you purchase shares directly from a fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify Heritage or your financial advisor or any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and Taxes  I  Each fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

Each fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Please consult a tax professional for more information.

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Heritage mutual fund.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

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Withholding Taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax Reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Financial Highlights

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Because Class R-3 and Class R-5 of the funds have not yet offered their shares, there is no financial information available on Class R-3 and R-5 shares.  The financial highlights table shown below provides financial information for Class A shares of each fund, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities.  Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses.  Certain information reflects financial results for a single Class A share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions).  The table is a part of the funds’ financial statements, which are included in their annual report and are incorporated by reference into the Statement of Additional Information (available upon request).  The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Fiscal periods			From investment operations			Dividends & distributions			Ratios to average daily net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered	Without expenses waived/ recovered	Net income (loss)	Portfolio turnover rate (%)	Total return (%) (a)	Ending net assets (millions)
Begin	End
Growth and Income Trust
Class A*															;
11/01/06	10/31/07	$14.68	$0.36	$3.60(b)	$3.96	($0.34)	($0.53)	($0.87)	$17.77	1.35	1.40	2.28	63	28.17	$96
10/01/06	10/31/06	14.43	0.02	0.34(b)	0.36	(0.11)	—	(0.11)	14.68	1.35(c)	1.56(c)	1.33 (c)	4	2.52(d)	68
10/01/05	09/30/06	13.81	0.38	1.43(b)	1.81	(0.34)	(0.85)	(1.19)	14.43	1.35	1.42	2.74	54	13.90	68
10/01/04	09/30/05	11.80	0.28	1.99(b)	2.27	(0.26)	—	(0.26)	13.81	1.35	1.51	2.13	73	19.41	45
10/01/03	09/30/04	11.10	0.16	0.68	0.84	(0.14)	—	(0.14)	11.80	1.35	1.50	1.31	80	7.57	41
10/01/02	09/30/03	9.07	0.12	2.02	2.14	(0.11)	—	(0.11)	11.10	1.35	1.61	1.20	82	23.82	36
International Equity Fund
Class A*															;
11/01/06	10/31/07	29.97	0.27	8.87(b)	9.14	(0.47)	(2.12)	(2.59)	36.52	1.47	1.41	0.83	56	32.58	166
11/01/05	10/31/06	25.20	0.24	6.73(b)	6.97	(0.16)	(2.04)	(2.20)	29.97	1.71	1.53	0.86	58	29.31	91
11/01/04	10/31/05	20.95	0.09	4.49(b)	4.58	(0.33)	—	(0.33)	25.20	1.78	2.00	0.38	78	21.98	50
11/01/03	10/31/04	17.93	0.05	3.12	3.17	(0.15)	—	(0.15)	20.95	1.78	2.15	0.24	162	17.74	29
11/01/02	10/31/03	14.68	0.10	3.15	3.25	—	—	0.00	17.93	1.78	2.43	0.63	133	22.14	23

* Per share amounts have been calculated using the monthly average share method.

(a) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges. (b) Redemption fee amounts represent less than $0.01 per share. (c) Annualized. (d) Not annualized.

For More Information

More information on these funds is available free upon request, including the following:

Financial Reports  I   Additional information about each Fund’s investments is available in each Fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)  I   Additional information about each fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

To obtain the SAI, the prospectus, annual report, semiannual report, performance information, an account application, schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact Heritage Family of Funds:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733

By telephone:	800.421.4184

By internet:	HeritageFunds.com

These documents and other information about the funds can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

Heritage offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit HeritageFunds.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 800.421.4184 or send an e-mail to: ClientServices@HeritageFunds.com. Heritage Family of Funds is pleased to offer the convenience of viewing shareholder communications, including fund prospectuses, annual reports, and proxy statements, online at HeritageFunds.com.

The funds’ Investment Company and Securities Act registration numbers are:

Heritage Growth and Income Trust	811-4767	33-7559
Heritage Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

PRIVACY NOTICE TO CLIENTS

OF HERITAGE FAMILY OF FUNDS

Heritage Asset Management, Inc. and Heritage Family of Funds (collectively “Heritage”) are committed to protecting confidentiality of the information furnished to us by our clients. We are providing you this information as required by Regulation S-P adopted by the Securities and Exchange Commission.

Information about you that we collect:

We collect non-public personal information about you from the following sources: information we receive from you on applications or other forms or through our website; information about your transactions with us, our affiliates, or others; and information we may receive from a consumer reporting agency.

Our use of information about you:

As permitted by law, we may share information about you with affiliated companies of Heritage and with parties that provide other services to us, and with certain financial institutions with whom we have joint marketing arrangements. These parties and financial institutions have agreed to treat any such information as confidential and not to share such information with other parties. Additionally, financial advisors may change brokerage firms and information may be received or taken by your financial advisor to the new firm. Otherwise, we do not disclose any non-public personal information about you to anyone except as permitted by law. We follow the same policy with respect to non-public information received from all clients and former clients.

How we protect your confidential information:

Heritage has policies that restrict access to non-public personal information about you to those employees who have a need for that information to provide investment alternatives or services to you, or to employees who assist those who provide investment alternatives or services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

This page is not part of the Prospectus

STATEMENT OF ADDITIONAL INFORMATION

• HERITAGE GROWTH AND INCOME TRUST • HERITAGE SERIES TRUST – INTERNATIONAL EQUITY FUND Class R-3 Shares Class R-5 Shares Class I Shares

This Statement of Additional Information (“SAI”) dated September 15, 2008 should be read in conjunction with the Prospectus dated September 15, 2008 describing the Class R-3, Class R-5 and Class I shares of the Growth and Income Trust and International Equity Fund, one of the five series of the Heritage Series Trust (each a “fund” and, collectively, the “funds”).

This SAI is not a prospectus itself.  This SAI is incorporated by reference into each fund’s Prospectus.  In other words, this SAI is legally part of each fund’s Prospectus.

Copies of the Prospectus or annual, stub year and semiannual reports to shareholders for each fund are available, without charge, upon request by writing to Heritage Asset Management, Inc. at the address below, calling  800.421.4184 or by visiting our website at HeritageFunds.com.

HERITAGE ASSET MANAGEMENT, INC.

880 Carillon Parkway, St. Petersburg, Florida 33716

Page

I.

GENERAL INFORMATION

2

II.

INVESTMENT INFORMATION

2

A.

Investment Policies, Strategies and Risks

2

B.

Industry Classifications

19

III.

INVESTMENT LIMITATIONS

19

A.

Fundamental Investment Policies for Each Fund

19

B.

Non-Fundamental Investment Policies

20

IV.

NET ASSET VALUE

20

V.

INVESTING IN THE FUNDS

22

VI.

INVESTMENT PROGRAMS

22

A.

Retirement Plans

22

B.

Rights of Accumulation

22

VII.

REDEEMING SHARES

22

A.

Receiving Payment

22

B.

Telephone Transactions

23

C.

Systematic Withdrawal Plan

24

D.

Waiver of CDSC

24

E.

Redemptions in Kind

24

F.

Frequent Purchases and Redemptions of Fund Shares

25

VIII.

EXCHANGE PRIVILEGE

25

IX.

DISCLOSURE OF PORTFOLIO HOLDINGS

25

X.

TAXES

26

XI.

SHAREHOLDER INFORMATION

31

XII.

FUND INFORMATION

31

A.   Management of the Funds

31

B.   Control Persons and Principal Holders of Securities

35

C.   Proxy Voting Policies and Procedures

35

D.   Investment Adviser and Administrator; Subadvisers

36

E.   Portfolio Managers

40

F.   Portfolio Turnover and Brokerage Practices

43

G.

Distribution of Shares

45

H.

Payments to Dealers.

46

I.

Additional Services to the Funds

48

J.

Potential Liability

49

APPENDIX A - INVESTMENT TYPES GLOSSARY

A-1

APPENDIX B - COMMERCIAL PAPER / CORPORATE DEBT RATINGS

B-1

APPENDIX C – FUND INVESTMENT SUMMARY

C-1

I.

GENERAL INFORMATION

The Heritage Growth and Income Trust (“Growth and Income”) and the Heritage Series Trust (“Series Trust”) (collectively, the “Trusts”) each was established as a Massachusetts business trust under a Declaration of Trust dated July 25, 1986 and October 28, 1992, respectively.

Each Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Growth and Income offers shares through a single investment portfolio. The Heritage Series Trust - International Equity Fund (“International”) (prior to July 1, 2002, named Eagle International Equity Portfolio) is one of five separate investment portfolios that comprise the Series Trust. Each fund currently offers Class I, Class R-3 and Class R-5 shares, each sold without a front-end sales charge or CDSC. The funds described in this SAI operate, for many purposes, as if they were independent companies.  The funds have their own objective, policies, strategies and portfolio managers, among other characteristics.

II.

INVESTMENT INFORMATION

A.

Investment Policies, Strategies and Risks

This section provides a detailed description of the securities in which a fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  For more information regarding the description of various types of securities in which a fund may invest, please refer to Appendix A, Investment Types Glossary. For more information on a fund’s principal strategies and risks, please see the funds’ Prospectus.

Equity Securities:

Common Stocks. Each fund may invest in common stocks.

Convertible Securities.  Each fund may invest in convertible securities.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Preferred Stock. Each fund may invest in preferred stock.

Real Estate Investment Trusts(“REITs”).   Each fund may invest in REITs.  The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights.  Each fund may purchase warrants. Each fund may purchase rights. Rights are instruments that permit a fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.  Each fund currently does not intend to invest more than 5% of its respective net assets in warrants.  International also may invest in warrants or rights it acquired as part of a unit or attached to securities at the time of purchase without any limitation.

Debt Securities:

Debt Securities.   Each fund may invest in debt securities.

Corporate Debt Obligations. Each fund may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments.  Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Investment Grade and Lower Rated Securities:

Investment Grade Securities.  Each fund may invest in securities rated investment grade.    Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds.  Each fund may retain a security that has been downgraded below investment grade if, in the opinion of its subadviser, it is in the fund’s best interest.

Lower Rated / High-Yield Securities.  Each fund may invest in debt securities rated below investment grade.  These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.  These securities are subject to specific risks that may not be present with investments of higher grade securities.  International may invest up to 10% of its net assets in lower rated/high-yield securities.

Risk Factors of Lower Rated / High-Yield Securities:

Interest Rate and Economic Risk.  As with all debt securities, the market prices of high yield securities tend to decrease when interest rates rise and increase when interest rates fall.  The prices of high yield securities also will fluctuate greatly during periods of economic uncertainty and changes resulting in changes in a fund’s net asset value.  During these periods, some highly leveraged high yield securities issuers may experience a higher incidence of default due to their inability to meet principal and interest payments, projected business goals or to obtain additional financing.  In addition, a fund may need to replace or sell a junk bond that it owns at unfavorable prices or returns.  Accordingly, those high yield securities held by a fund may affect its net asset value and performance adversely during such times.

In a declining interest rate market, if an issuer of a high-yield security containing a redemption or call provision exercises either provision, a fund would have to replace the security, which could result in a decreased return for shareholders.  Conversely, if a fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit.  While it is impossible to protect entirely against this risk, diversification of a fund’s investment portfolio and its subadviser’s careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the fund’s investment portfolio.

Securities Ratings and Credit Risk. Securities ratings are based largely on the issuer’s historical financial information and the rating agencies’ investment analysis at the time of rating.    Credit ratings usually evaluate the safety of principal and interest payment of debt securities, such as high yield securities, but may not reflect the true risks of an investment in such securities.  A reduction in an issuer’s credit rating may cause that issuer’s high yield securities to decrease in market value.  Also, credit rating agencies may fail to change the credit ratings to reflect subsequent events.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

A fund’s subadviser continually monitors the investments in its respective investment portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed.  A fund’s subadviser primarily relies on its own credit analysis, including a study of existing debt, capital structure, ability to service debt and pay dividends, sensitivity to economic conditions and other factors in its determination.  See Appendix B for a description of corporate debt ratings.

Liquidity Risk and Valuation.  The market for high yield securities tends to be less active and primarily dominated by institutional investors compared to the market for high-quality debt securities.  During periods of economic uncertainty or adverse economic changes, the market may be further restricted.  In these conditions, a fund may have to dispose of its high yield securities at unfavorable prices or below fair market value.  In addition, during such times, reliable objective information may be limited or unavailable and negative publicity may adversely affect the public’s perception of the junk bond market.  A Trust’s Board of Trustees (“Board”) or subadviser may have difficulty assessing the value of high yield securities during these times.  Consequently, any of these factors may reduce the market value of high yie ld securities held by a fund.

Short-Term Money Market Instruments:

Bankers’ Acceptances.   Each fund may invest in bankers’ acceptances.

Growth and Income may invest in bankers’ acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus and undivided profits of over $100 million as of the close of their most recent fiscal year.  Growth and Income may also invest in instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).

Certificates of Deposit (“CDs”).  Each fund may invest in CDs issued by domestic institutions with assets in excess of $1 billion.

Commercial Paper. Each fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P.

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements.  Each fund may invest up to 20% of its net assets in repurchase agreements   In accordance with the guidelines and procedures established by the Board, a fund may enter into repurchase agreements with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government securities.  Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to a fund if the other party becomes bankrupt, a fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by its subadviser to present minimal credit risks.

Reverse Repurchase Agreements.  Each fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.   Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a fund may decline below the price of the securities the fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities.  During that time, a fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a fund’s limitation on borrowing.

U.S. Government:

U.S. Government Securities.  U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  Some obligations issued by U.S.  Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest.  Interest may fluctuate based on generally recognized reference rates or the relationship of rates.  While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will alwa ys do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

Zero Coupon Securities:

Zero Coupon Securities.  Growth and Income may invest in zero coupon securities.  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit value.

Although zero coupon securities generally are not traded on a national securities exchange, such securities are widely traded by brokers and dealers.  The Internal Revenue Code requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments.  See “Taxes.”

Foreign Securities Exposure:

Depositary Receipts. Each fund may invest in sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities representing interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”).

Issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of these unsponsored Depositary Receipts.  For purposes of certain investment limitations, EDRs, GDRs and IDRs are considered to be foreign securities.

Euro/Yankee Bonds. International may invest in dollar-denominated bonds issued by foreign branches of domestic banks (“Eurobonds”) and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States (“Yankee bonds”).  Investment in Eurobonds and Yankee bonds entails certain risks similar to investment in foreign securities in general.  These risks are discussed below.

Eurodollar Certificates. Growth and Income may purchase CDs issued by foreign branches of domestic and foreign banks.  Such obligations may be subject to different risks than are those of domestic banks or domestic branches of foreign banks.  These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.  Foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements, loan limitations, and accounting, auditing and recordkeeping requirements as are domestic banks or domestic branches of foreign banks.  In addition, less information may be publicly available about a foreign branch of a domestic bank or a foreign bank than a domestic bank.

Foreign Securities.  Each fund may invest in foreign equity securities.  In most cases, the best available market for foreign securities will be on the exchanges or in over-the-counter (“OTC”) markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.  Their markets and economies may react differently to specific or global events than the U.S. market and economy.  In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States.  In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.

International may invest in emerging markets. Special considerations (in addition to the considerations regarding foreign investments generally) may include greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures. Compared to the U.S. and other developed countries, emerging markets countries may have relatively unstable governments, economies based on only a few industries, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries and securities markets that are less liquid and trade a smaller number of securities. Pric es on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.  Political, legal and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristics of more developed countries.  Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

No fund will invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its subadviser, such restrictions are likely to be imposed.  However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of the fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

Because investments in foreign companies usually will involve currencies of foreign countries and because the funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of the funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a fund may incur costs in connection with conversions between various currencies.  Each fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.  Additionally, to protect against uncertainty in the level of future exchange rates, Growth and Income may enter into contracts to purchase or sell foreign currencies at a future date (a “forward currency contract” or “forward contract”).

American Depositary Receipts (“ADRs”):

Each fund may invest in both sponsored and unsponsored ADRs.

Holders of unsponsored depository receipts generally bear all the costs of such facilities, and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description.  Each fund may use certain financial instruments (“Hedging Instruments”), including futures contracts (sometimes referred to as “futures”), options, options on futures and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

The use of Hedging Instruments is subject to applicable regulations of the Securities and Exchange Commission (“Commission”), the exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, a fund’s ability to use Hedging Instruments may be limited by tax considerations. See “Taxes.”  Pursuant to claims for exemption filed with the National Futures Association on behalf of each fund, each fund is not deemed to be a “commodity pool operator” or a “commodity pool” under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the products and strategies described below, the funds expect to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques.  These new opportunities may become available as each fund’s subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed.  A fund’s subadviser may utilize these opportunities to the extent that it is consistent with a fund’s investment objective(s) and permitted by the fund’s investment limitations and applicable regulatory authorities.  Although a fund may be permitted to use a variety of Hedging Instruments, each fund presently intends to purchase, sell and use for hedging or investment purpos es those Hedging Instruments as specified and discussed in the sections that follow.

Special Risks of Hedging Strategies.  The use of Hedging Instruments involves special considerations and risks, as described below.  Risks pertaining to particular Hedging Instruments are described in the sections that follow.

(1)

Successful use of most Hedging Instruments depends upon a fund’s subadviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities.  While each fund’s subadviser is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

(2)

There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged.  For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.  The effectiveness of hedges and using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

To compensate for imperfect correlation, a fund may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments.  Conversely, a fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

(3)

Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged.  However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.  For example, if a fund entered into a short hedge because its subadviser projected a decline in the price of a security in the fund’s investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument.  Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the fund could suffer a loss.  In either such case, the fund would have been in a better position had it not hedged at all.

(4)

As described below, each fund might be required to maintain assets as “cover”, maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties.  If a fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.  A fund’s ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the abilit y and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

Cover for Hedging Strategies.  Some Hedging Instruments expose a fund to an obligation to another party.  A fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies, forward currency contracts, options, or futures contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above.  Each fund will comply with Commission guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in an account with the fund’s Custodian, in the prescribed amount.

Assets used as cover or otherwise held in an account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a fund’s assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

Options:

Each fund may use for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices and currencies.  However, Growth and Income may only purchase and sell call options on securities and write covered call options on securities as discussed below.  Certain risks and special characteristics of these strategies are discussed below.

Risks of Options Trading.  The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge.  Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options.  However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.  If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value.  If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions.  Options that expire unexercised have no value.

A fund effectively may terminate its right or obligation under an option by entering into a closing transaction.  If the fund wished to terminate its obligation to purchase or sell securities or currencies under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction.  Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction.  Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.  Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

In considering the use of options, particular note should be taken of the following:

(1)

The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions.  For this reason, the successful use of options depends upon a fund’s subadviser’s ability to forecast the direction of price fluctuations in the underlying instrument.

(2)

At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument.  Purchased options that expire unexercised have no value.  Unless an option purchased by a fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

(3)

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.  Most exchange-listed options relate to futures contracts, stocks and currencies.  The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.  Although a fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time.  In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  Since closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists, there can be no assurance that a fu nd will, in fact, be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

With respect to options written by a fund, the inability to enter into a closing transaction may result in material losses to it.  For example, because a fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option.  This requirement may impair the fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

(4)

Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, a fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

(5)

The risks of investment in options on indices may be greater than options on securities or currencies.  Because index options are settled in cash, when a fund writes a call on an index it cannot provide, in advance, for its potential settlement obligations by acquiring and holding the underlying securities.  A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.  However, the fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options.  When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised.  As with other kinds of options, a fund as the call writer will not learn that it has been assigned until the next business day, at the earliest.  The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past.  So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder.  In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price.  Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date.  By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio.  This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change.  If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

As noted above, Growth and Income may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options.  Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, a fund will write covered call options on securities generally when its subadviser believes that the premium received by the fund plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security.  For Growth and Income, the aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of its net assets.

The strategy also may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option, less any transaction costs.  Thus, if the market price of the underlying security held by a fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the fund.  If, however, there is an increase in the market price of the underlying security and the option is exercised, the fund will be obligated to sell the security at less than its market value.  A fund would lose the ability to participate in the value of such securities above the exercise price of the call option.  A fund also gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding.

Futures:

International may purchase and sell only currency and stock index futures for hedging or investment purposes.

Risks of Futures and Options on Futures Trading.   Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date.  If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain.  Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss.  Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale.  If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

A fund is required to maintain margin deposits through which it buys and sells futures contracts. Initial margin deposits vary from contract to contract and are subject to change.  Margin balances are adjusted daily to reflect unrealized gains and losses on open contracts.  If the price of an open futures position declines so that a fund has market exposure on such contract, the broker will require the fund to deposit variation margin.  If the value of an open futures position increases so that a fund no longer has market exposure on such contract, the broker will pay any excess variation margin to the fund.

Most of the exchanges on which futures contracts are traded limit the amount of fluctuation permitted in futures prices during a single trading day.  The daily price limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  Futures contract  prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future s positions and subjecting some traders to substantial losses.

Another risk in employing futures contracts as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons.  First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent that participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.  Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by a subadviser may still not result in a successful transaction.

Stock Index Futures.  A stock index assigns relative values to the common stocks comprising the index.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index.  The price of the stock index futures may move more than or less than the price of the securities being hedged.  If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all.  If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index.  It is also possible that, where a fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline.  If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. &n bsp;However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead.  If a fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies.  International may only use futures on foreign currencies.

Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.  Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments.  In such cases, a fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which its subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar.  Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be available through dealers or other market sources be firm or revised on a timely basis.  Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable.  The interbank market in foreign currencies is a global, round-the-clock market.  If the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.  Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts.  Each fund may enter into forward currency contracts as discussed below.  International generally will not enter into a forward contract with a term of greater than one year.

Growth and Income and International may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency.  International may enter into such a forward contract when its subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar.

In addition, International and Growth and Income may use forward currency contracts when its subadviser wishes to “lock in” the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.

Growth and Income may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

International and Growth and Income may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the fund’s subadviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

In addition, International and Growth and Income may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a fund owned securities denominated in a foreign currency and its subadviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedging.”  Use of a different foreign currency magnifies a fund’s exposure to foreign currency exchange rate fluctuations.

The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the then market conditions prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved.  When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the original contract.  Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a fund will, in fact, be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity.  In either event, the fund would continue to be subject to market risk with respect to the position, and would co ntinue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established.  Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions.  A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position.  For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund’s options and futures activities may affect its turnover rate and brokerage commission payments.  The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate.  Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.  The exercise of puts purchased by a fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put.  A fund will pay a brokerage commis sion each time it buys or sells a put or call or purchases or sells a futures contract.  Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars:

Among the transactions into which International may enter are interest rate, currency, index and total return swaps and the purchase or sale of related caps, floors and collars.  The fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date.  Interest rate swaps involve the exchange with another party of respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal

International will usually enter into swaps on a net basis, i.e., the two payment systems are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the fund’s subadviser believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions.  The fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from any other NRSRO or is determined to be of equivalent credit quality by the fund’s subadviser.  If there is a default by the counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, less liquid than swaps.

International may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default has occurred.  If no default occurs, the fund would keep the stream of payments and would have no payment obligations.  As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

International may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk, i.e. that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

Options on Swap Agreements:

International may enter into options on swap agreements.  These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. The fund may write (sell) and purchase put and call swap options.  Depending on the terms of a particular option agreement, the fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when the fund writes a swap option, upon the exercise of the option, the fund will become obligated according to the terms of the underlying agreement.

Forward Commitments:

International and Growth and Income may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”).  However, Growth and Income currently has no intention of engaging in such transactions at this time.  A fund may engage in forward commitments if it either (1) holds and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns.  Forward commitments may be considered securities in themselves.  They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a fund’s other assets.   When such purchases are made through dealers, a fund relies on the dealer to consummate the sale.  The dealer’s failure to do so may result in the loss to the fund of an advantageous yield or price.  Although a fund generally will enter into forward commitments with the intention of acquiring securities for its investment portfolios, each fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Illiquid and Restricted Securities:

Each fund will not purchase or otherwise acquire any illiquid security, agreements maturing in more than seven days, if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  The funds presently have no intention of investing more than 5% of their respective assets in illiquid securities.  OTC options and their underlying collateral are currently considered to be illiquid investments. Growth and Income may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by these funds.  The assets used as cover for OTC options written by a fund will be considered illiquid unless OTC options are sold to qualified dealers who agree that the fund ma y repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Not all restricted securities are deemed illiquid for the purposes noted in this section.  There is a large institutional market for certain securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”).  Rule 144A under the 1933 Act, establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible securities held by a fund, however, could adversely affect the marketability of such portfolio securities and a fund may be unable to dispose of such securities promptly or at reasonable prices.  These securities are deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities.

Pursuant to the funds’ Guidelines for Purchase of Rule 144A Securities (“Guidelines”) adopted by the Board, the subadviser may determine that certain Rule 144A Securities are liquid.  The subadviser takes into account a number of factors in reaching liquidity decisions, including (1) the total amount of Rule 144A Securities being offered, (2) the number of potential purchasers of the Rule 144A Securities, (3) the number of dealers that have undertaken to make a market in the Rule 144A Securities, (4) the frequency of trading in the 144A Securities, and (5) the nature of the 144A Securities and how trading is effected (e.g., the time needed to sell the 144A Securities, how offers are solicited and the mechanics of transfer.)  The continued liquidity of Rule 144A securities depends upon various factors, including the maintenance of an efficient institutiona l market in which such unregistered securities can be readily resold and the willingness of the issuer to register the securities under the 1933 Act.

Other Investment Companies and Index Securities:

Investment Companies.  Each fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a fund becomes a shareholder of that investment company.  As a result, a fund’s shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

Index Securities.  Each fund may invest in Standard and Poor’s Depositary Receipts, Standard and Poor’s MidCap 400 Depositary Receipts, and other similar index securities, which are considered investments in other investment companies (“Index Securities”).  Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

Other Investment Practices:

When-Issued and Delayed Delivery Transactions.  International may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date.  Such agreements might be entered into, for example, when International anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later.  When International purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with the Custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of International’s when-issued or delayed delivery commitments or (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased.  International will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities.  However, International may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.  When the time comes to pay for when-issued or delayed delivery securities, International will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than International’s payment obligation).

At the time that a fund purchases a security using one of these techniques, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward or firm commitment securities will be established and maintained with the Trust’s custodian or on the fund’s books and records and will be marked to market daily. On the delivery date, the fund will meet its obligations from securities that are then maturing or sales of securities held in the segregated asset account and/or from available cash flow. When-issued and forward commitment securities may be sold prior to the settlement date. The funds will engage in when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. However, if the fund chooses to dispose of the right to acquire a security prior to its acquis ition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. In addition, there is always the risk that the securities may not be delivered and that the fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated account.

If the fund disposes of the right to acquire a when-issued or forward commitment security prior to its acquisition or disposes of its right to deliver against a forward commitment, it can incur a gain or loss due to market fluctuation. In some instances prior to the settlement date, the third-party seller of when-issued or forward commitment securities may determine that it will be unable to meet its existing transaction commitments without borrowing securities. In the event that it is advantageous from a yield perspective, the fund may agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the fund to “roll over” its purchase commitment, the fund may receive a negotiated fee.

Loans of Portfolio Securities.  Each fund may loan portfolio securities to qualified broker-dealers.  International may loan portfolio securities to broker-dealers or other financial institutions.  A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk.  Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.  A fund also may call such loans in order to sell the securities involved.  The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral.  Securities loans involve some risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral.  The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations.

Temporary Defensive Purposes.  For temporary defensive purposes during anticipated periods of general market decline, Growth and Income may invest up to 100% of its net assets in: (i) money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby; (ii) bank CDs and banker’s acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper; and (iii) other long- and short-term debt instruments that are rated A or higher by S&P or Moody’s.  For a description of S&P or Moody’s commercial paper and corporate debt ratings, see Appendix B.  Each fund also may take positions that are consistent with its principal investment strategies.

In addition, for temporary defensive purposes, International may invest all or a major portion of its assets in: (i) foreign debt securities; (ii) debt and equity securities or U.S. issuers; and (iii) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities.

B.

Industry Classifications

For purposes of determining industry classifications, each fund relies primarily upon classifications published by Bloomberg L.P.  If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, Heritage may designate an appropriate Bloomberg L.P. industry classification. In addition, if any Bloomberg L.P. classifications are determined by Heritage to be so broad that the primary economic characteristics of issuers within a single class are materially different, the funds will classify issuers within that class according to the Directory of Companies Filing Annual Reports with the Commission .

III.

INVESTMENT LIMITATIONS

A.

Fundamental Investment Policies for Each Fund

In addition to the limits disclosed above and the investment limitations described in the Prospectus, the funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable fund.  Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing.  The funds may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities.   The funds may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

Concentration.   Except for any Fund that is ‘concentrated’ in an industry or group of industries within the meaning of the 1940 Act, the Funds may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Diversification.   Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, each Fund may not with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of a Fund’s total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

Loans, Repurchase Agreements and Loans of Portfolio Securities.   The Funds may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate.   The Funds may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Funds may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities.   The Funds may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting.   The Funds may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

B.

Non-Fundamental Investment Policies

The funds have adopted the following additional restrictions which, together with certain limits described above, may be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

Investing in Illiquid Securities.  Each fund may not invest more than 15% of their net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale and including, in the case of Growth and Income, privately placed securities.

Investing in Investment Companies.  Each fund may invest in securities issued by other investment companies as permitted by the 1940 Act.

IV.

NET ASSET VALUE

The net asset value per share less any applicable sales charge of each class of shares is separately determined daily as of the close of regular trading (typically 4 p.m. Eastern time or earlier NYSE closing time that day) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open for business (each a “Business Day”)  The NYSE normally is open for business Monday through Friday except the following holidays:  New Year’s Day, Martin Luther King’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.  The funds value securities or assets held in their portfolios as follows:

Listed Securities.  A security listed or traded on the NYSE is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  A security listed on the NASDAQ Stock Market is valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices.  If no sale is reported at that time or the security is traded in the OTC market, market value is based on the most recent quoted bid price.

Fixed Income Securities.  Short-term debt securities with a remaining maturity of sixty (60) days or less as of the valuation date shall be valued at cost with accrued interest or discount earned included in interest receivable.  Generally, debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service.  If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities.

Options and Futures.  Options and futures positions are valued based on market quotations when readily available.  Market quotations generally will not be available for options traded in the OTC market.

Foreign Assets.  Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a fund calculates the daily net asset value of each class.  Foreign currency exchange rates generally are determined prior to the close of regular trading on the Exchange.  Occasionally, a “significant event” affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of regular trading on the Exchange, which events will not be reflected in a computation of the fund’s net asset value.  If a “significant event” materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at t heir fair value as determined in good faith by Heritage or a third-party under procedures established by and under the general supervision and responsibility of the Board.  The foreign currency exchange transactions of a fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

Short-Term Securities.  Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

Fair Value Estimates.  In the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, such securities will be valued by a Valuation Committee of Heritage consistent with procedures established by and under the general supervision and responsibility of the Board.  Significant events include, but are not limited to, single-issuer events such as corporate announcements or earnings, multiple-issuer events such as natural disasters and significant market fluctuations.

The funds are open each Business Day.  Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the funds’ close of business on each Business Day.  In addition, trading in various foreign markets may not take place on all Business Days or may take place on days that are not Business Days and on which the funds’ net asset values per share are not calculated.  Calculation of net asset value of a class of shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.  The funds calculate net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the NYSE each Business Day.  If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the funds’ net asset value is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.

V.

INVESTING IN THE FUNDS

Each class of shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of a fund are explained in the Prospectus under “How to Invest.”

VI.

INVESTMENT PROGRAMS

A.

Retirement Plans

Heritage IRA.   An individual who earns compensation and has not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”).  An individual may make limited deductible contributions to an IRA through the purchase of shares of the Money Market Fund and/or other Heritage Mutual Funds (“Heritage IRA”).  A separate agreement is required to establish a Heritage IRA.  A Heritage IRA also may be used for certain “rollovers” from qualified benefit plans and from section 403(b) annuity plans. For more detailed information on a Heritage IRA, please contact Heritage. The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to a certain maximum detailed in the Code.  Additionally, the Code offers individuals who are age 50 or over by the end of any year may make additional special “catch-up” contributions up to certain maximums per year.  These limits apply only to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below a certain level; however, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed certain maximums established in the Code) is not affected by the spouse’s active participant status.  Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to certain amounts specified in the Code.  In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions to this type of account are nondeductible, withdrawals from it will not be taxable under certain circumstances.

Other Retirement Plans.  Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

B.

Rights of Accumulation

To qualify for a reduced sales charge on a purchase through a selected dealer, the investor or selected dealer must provide the funds’ transfer agent with sufficient information to verify that each purchase qualifies for the privilege or discount.

VII.

REDEEMING SHARES

The methods of redemption are described in the section of the Prospectus entitled “How to Sell Your Investment.”

A.

Receiving Payment

If a request for redemption is received by a fund in good order (as described below) before the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on a Business Day, the shares will be redeemed at the net asset value per share determined as of 4:00 p.m. Eastern time, minus any applicable CDSC.  Requests for redemption received by the fund after 4:00 p.m. Eastern time will be executed at the net asset value determined as of 4:00 p.m. Eastern time on the next Business Day, minus any applicable CDSC.  Each fund reserves the right to accept and execute orders to redeem at such other time as designated by the fund if it accepts orders on days when the Exchange is closed.

If shares of a fund are redeemed by a shareholder through a participating dealer or participating bank (“Financial Advisor”), the redemption is settled with the shareholder as an ordinary transaction (generally three business days after the order was received).  Payment for shares redeemed normally will be made by the fund to the Distributor or a Financial Advisor on the next business day.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to the Distributor, a financial advisor or to Heritage.

A redemption request will be considered to be received in “good order” if:

•

the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•

any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•

any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•

the signatures on any written redemption request of $100,000 have been guaranteed by a participant in our medallion signature guarantee programs (STAMP, SEMP).

Each fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Commission.  In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSC, after the suspension is lifted.  If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account.

The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the NYSE is closed other than for the customary weekend and holiday closings, (2) during which trading on the NYSE is restricted as determined by the Commission, (3) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets or (4) for such other periods as the Commission may by order permit for the protection of the holders of a class of shares.

B.

Telephone Transactions

Shareholders may redeem shares by placing a telephone request to a fund.  A fund, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic.  In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.  If a fund, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of th em may be liable for any such losses.

C.

Systematic Withdrawal Plan

Shareholders may elect to make systematic withdrawals from a fund account on a periodic basis.  The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified.  Should a CDSC apply, the liquidation will be the requested amount, less any applicable charges.  The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan or other retirement plan, unless the shareholder establishes, to Heritage’s satisfaction, that withdrawals from such an account may be made without imposition of a penalty.  Shareholders may change the amount to be paid by contacting Heritage and no charges shall apply.

Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable.  Except as described in the Prospectus, systematic withdrawals may be subject to a CDSC.  If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the following Business Day.  If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in fund shares.  A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage.  The funds, Heri tage and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution.  These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold.  If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

D.

Waiver of CDSC

The CDSC is currently is waived for: (1) any partial or complete redemption in connection with a distribution, without penalty, under section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a so-called “Keogh Plan”) or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability (4) shares are sold to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; or (5) shares are sold to close out shareholder accounts that do not comply with the minimum balance requirements.

E.

Redemptions in Kind

A fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that fund’s net asset value, whichever is less.  Any redemption beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders.  In such a case, a fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each fund determines net asset value.  The portfolio instruments will be selected in a manner that the Board deems fair and equitable.  A redemption in kind is not as liquid as a cash redemption.  If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

F.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Heritage has no formal or informal arrangements to allow customers to frequently trade in the funds. Heritage monitors trading activity in the funds in order to detect and deter market timing activities.  In some cases, such monitoring results in rejection of purchase or exchange orders.  While there is no guarantee that all market timing will be detected, Heritage has adopted a Market Timing Policy, described in the funds’ prospectus, to deter such activity.

VIII.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired, at their respective net asset values, as next determined following receipt by the Fund whose shares are being exchanged of: (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below.  Telephone or telegram requests for an exchange received by a fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day.  Requests for an exchange received after the close of regular trading will be effected on the Exchange’s next trading day.

Each Fund reserves the right to: (1) reject any order to acquire its shares through exchange or otherwise, (2) restrict or (3) terminate the exchange privilege at any time.  In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days’ notice.

IX.

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ policy is to protect the confidentiality of information relating to portfolio holdings and to prevent the selective disclosure of nonpublic information.  To this extent, neither the funds nor Heritage will provide portfolio holdings information to any individual, investor or other person unless specifically authorized by the funds’ Chief Compliance Officer (“CCO”) or as described below.

Each fund’s top 20 portfolio holdings will be posted on the funds’ website no earlier than 5 business days after a calendar month’s end and the full portfolio holdings (security name and percentage of total net assets) will be posted and available upon request to the funds’ shareholders no earlier than 5 business days after a calendar quarter’s end.  In addition, each fund’s portfolio holdings are reported on Form N-Q for its first and third fiscal quarter and are reported on Form N-CSR for its semi-annual and annual periods.  See the Prospectus under “Account and Transaction Policies” for more information regarding public disclosure of the funds’ portfolio holdings.

The funds’ Board, officers and certain Heritage employees have regular access to the funds’ portfolio holdings.  In addition to being subject to the prohibitions regarding disclosure of, and trading on non-public information described in Heritage’s Code of Ethics, all Heritage personnel must annually certify compliance with the funds’ policy.  Specifically, Heritage’s Code of Ethics prohibits employees from revealing non-public information other than to:  (1) persons whose responsibilities require knowledge of the information; (2) regulatory authorities who have appropriate jurisdiction with respect to such matters or (3) third parties who utilize such information for ratings or performance analysis.  The CCO may approve access to the funds’ portfolio holdings by other persons in Heritage for a limited period of time upon determin ing that the access is in the best interest of the funds’ shareholders.

The funds’ subadvisers also have regular access to the funds’ portfolio holdings and must protect the confidentiality of the funds’ portfolio holdings.  The funds, Heritage and the Subadvisers are prohibited from entering into any arrangement to disclose the funds’ portfolio holdings for any type of consideration.

The CCO may provide an entity including the Funds’ subadvisers and custodians (“Authorized Service Provider”) with access to a fund’s portfolio holdings more frequently than is publicly available after the CCO’s determination that such access serves a legitimate business purpose.  An Authorized Service Provider may not receive portfolio holdings information unless it signs a confidentiality agreement.

Pursuant to arrangements with third-party vendors, Heritage provides the funds’ portfolio holdings information to the Distributor, Lipper Analytical Services Corporation, Morningstar, Bloomberg, Standard & Poor’s, Thompson Financial Services, Inc., and Vickers on a daily, monthly or quarterly basis subject to confidentiality agreements unless the information is publicly available.  Public information received by third-party vendors is available no earlier than 5 days after calendar month or quarter end.

The CCO will assess each ad hoc request for access on a case-by-case basis.  Each request and the CCO’s response will be documented in writing, provided to Heritage’s compliance department for approval and posted on the funds’ website.  The CCO will send a response to the person making an ad hoc request at least one day after it is posted on the funds’ website.  All ad hoc disclosure requests will be reported to the funds’ Board at its next meeting.

In the event portfolio holdings disclosure made pursuant to the policy present a conflict of interest between the funds’ shareholders and Heritage, a Subadviser, the Distributor or any affiliated person of the funds, the disclosure will not be made unless a majority of the Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure.

The CCO will make an annual report to the funds’ Board on the operation and effectiveness of the policy and any changes thereto.   In addition, the Board will receive any interim reports that the CCO may deem appropriate.

X.

TAXES

General.  Each fund is treated as a separate corporation for Federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company under the Code (“RIC”).  To do so, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements.  With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in stock, securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of tw o or more issuers the fund controls that are determined to be engaged in the same, similar or related trade or business.

By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.  If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. Additionally, the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, all or part of those dividends may be subject to a maximum federal tax rate of 15%).  In addition, the fund coul d be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Each fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Disposition of Fund Shares; Distributions.  A redemption of fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the redeemed shares.  An exchange of shares of any fund for shares of another Heritage Mutual Fund (including another fund) generally will have similar tax consequences.  If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends and other distributions a fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by that fund and received by those shareholders on December 31 of that year, if the fund pays them during the following January.  Accordingly, those distributions will be taxed to those shareholders for the taxable year in which that December 31 falls.

Dividends from a fund’s investment company taxable income whether received in cash or in additional fund shares are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends each fund pays from its investment company taxable income (an insubstantial portion in the case of International) may be eligible for the 15% maximum Federal income tax rate applicable to certain dividends that individuals receive through 2010.  The eligible portion may not exceed the aggregate dividends a fund receives from most domestic corporations and certain foreign corporations, unless that aggregate is at least 95% of its gross income (as specially computed), in which case, the entire dividend will qualify.  In addition, the availability of the 15% rate is subject to satisfaction by the fund, and the shares on which the dividends are paid, of certain ho lding period and other restrictions. A portion of a fund’s dividends – not exceeding the aggregate dividends it receives from domestic corporations only – also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.  Distributions of a fund’s net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains at the maximum Federal rate of 15% (through December 31, 2010), whether received in cash or in additional fund shares and regardless of the length of time the shares have been held. In addition, any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for that maximum rate. Shareholde rs receive Federal income tax information regarding dividends and other distributions after the end of each year.

Each fund is required to withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not provide that fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

Income from Foreign Securities.  Dividends and interest a fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its securities.  Tax conventions between certain countries and the U.S. may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid.  It is anticipated that only International will be eligible for this election. Pursuant to this election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) treat the shareholder’s share of those taxes and of any dividend the fund paid that represents income sourced from foreign or U.S. possessions as the shareholder’s ow n income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against the shareholder’s Federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing the shareholder’s taxable income.  International, if it makes this election, will report to its shareholders shortly after each taxable year their respective shares of the fund’s income from sources within foreign countries and U.S. possessions and foreign taxes it paid.  Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a fund will be subject to Federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders.  The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a fund invests in a PFIC and is able to and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, which the fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, even if the fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each fund may elect to “mark-to-market” its stock in any PFIC, and, in such event, would be required to distribute to its shareholders any such mark-to-market gains in accordance with the Distribution Requirement.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over a fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. A fund’s adjusted basis in each PFIC’s s tock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses: (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capit al gain.

Hedging Strategies.  The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine, for income tax purposes, the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a fund may invest will be subject to section 1256 of the Code (“Section 1256 Contracts”).  Section 1256 Contracts a fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated a s long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.  These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

Code section 1092 (dealing with straddles) also may affect the taxation of certain Hedging Instruments in which a fund may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property.  Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

If a fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property o r substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Original Issue Discount Securities.   Growth and Income may acquire zero coupon or other securities issued with original issue discount (“OID”).  As a holder of those securities, Growth and Income must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year.  Because Growth and Income annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from Growth and Income’s cash assets or from the proceeds of sales of portfolio securities, if necessary.   Growth and Income may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Investments in REITs.  Each fund may invest in REITs. If a fund invests in equity securities of REITs, such investment may require the fund to accrue and distribute income not yet received. A fund’s investment in REIT equity securities may at other times result in the receipt of cash in excess of the REIT’s earnings. If a fund distributes such amounts, such distribution could constitute a return of capital to the fund’s shareholders for Federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income. A fund distribution to foreign shareholders may be subject to certain United States withholding and other requirements if the distribution is related to a distribution the fund receives from a REIT that is attributable to a sale of United States real property interests.

Investors are advised to consult their own tax advisers regarding the treatment of an investment in the funds under state and local tax laws, which may differ from Federal tax treatment described above.

XI.

SHAREHOLDER INFORMATION

Each share of a fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Each class of shares of each fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote.  As Massachusetts business trusts,  Heritage Growth and Income Trust and Heritage Series Trust are not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in a Trust’s or a fund’s operation and for the election of Trustees under certain circumstances. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

XII.

FUND INFORMATION

A.

Management of the Funds

Board of Trustees.   The business affairs of each fund are overseen by or under the direction of the Board.  The Trustees are responsible for overseeing the funds’ business affairs and for exercising all the funds’ powers except those reserved to the shareholders.  A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

Background of Trustees and Officers.  The following is a list of the Trustees and officers of the Trusts with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. (“RJF”), Heritage Fund Distributors, Inc. (“HFD”) or Heritage, the length of service to the Trust, and the position, if any, that they hold on the board of directors/trustees of companies other than the Trust.  Each Trustee, except for Lincoln Kinnicutt, serves as Trustee on the Boards of five investment companies in the Heritage Mutual Fund complex:  Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust, and Heritage Series Trust, consisting of a total of eleven portfolios. Mr. Kinnicutt serves on the Boards of four of the investment companies in the Heritage Mutual Fund complex:   Heritage Cash Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust.  The principal address of each Trustee and Officer is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Trustees
Name, Age and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen in Fund Complex	Other Directorships
Interested Trustee(b):
Richard K. Riess (58) Trustee since 1985; Chairman of the Board of Trustees since 2007	Executive Vice President and Managing Director for Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000	11	N/A
Independent Trustees:
C. Andrew Graham (68) Trustee since 1985	First Financial Advisors, LTD & Graham Financial Partners, LLC (financial planning, insurance and investment services) since 1999	11	N/A
Keith B. Jarrett (59) Trustee since 2005	Founder, Rockport Funding, LLC (private equity), and Ajax Partners (investment partnership) since 2003; Director, Bankserv, Inc. since 2003; Director, Pertrac Strategic Financial Solutions since 2005; Director, Medfusion, Inc. since 2007	11	N/A
Lincoln Kinnicutt (63)(c) Trustee since 2006	Retired since 2002; Managing Director of Goldman Sachs 1997-2002	10	N/A
William J. Meurer (64) Trustee since 2003	Private financial consultant since September 2000	11	Sykes Enterprises, Incorporated (inbound call systems)
James L. Pappas (65) Trustee since 1989; Lead Independent Trustee since 2003	Lykes Professor of Banking and Finance at University of South Florida 1986 - 2006; President, Graduate School of Banking at the University of Wisconsin 1995 - 2005	11	N/A
Deborah L. Talbot, PhD (57) Trustee since 2002	Independent Consultant and Researcher; Founder and Chairman of the Board, Creative Tampa Bay since 2003; Deans’ Advisory Board, College of Arts and Sciences, University of Memphis since 2002	11	N/A

 (a)

Trustees serve for life or until they are removed, resign or retire.  The Board has adopted a Board Governance Policy that requires Independent Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000.

(b)

Mr. Riess is an “interested” person of the Trust as that term is defined by the 1940 Act.  Mr. Riess is affiliated with Heritage, HFD, Eagle and RJF.

(c)

Mr. Kinnicutt is not a Trustee of the Heritage Capital Appreciation Trust.

Officers
Name, Age and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years
Stephen G. Hill (48) President since 2005

President of Heritage since 2005; Director of Heritage and HFD since 1994 and 2006, respectively; President and Chief Operating Officer of Eagle since 2000; President and Chief Executive Officer of Eagle Boston Investment Management, Inc. (“EBIM”) since 2004.

Mathew J. Calabro (41) Senior Vice President and Principal Executive Officer since 2007	Senior Vice President of Heritage and HFD since 2005 and 2007, respectively; Vice President of Heritage since 2005; Chief Compliance Officer of Heritage 1996 to 2007.
Andrea N. Mullins (41) Treasurer since 2003; Principal Financial Officer and Secretary since 2004	Treasurer and Vice President - Finance of Heritage since 2003; Vice President, Fund Accounting of Heritage 1997 to 2003.
Susan L. Walzer (40) Chief Compliance Officer since 2007

Chief Compliance Officer of Heritage since 2007; Director of Compliance for Heritage 2005 to 2007; Assistant Secretary for Heritage and HFD since 2008; Associate Corporate Counsel for RJF 2003 to 2005; Vice President of Operations and Administration for Raymond James & Associates, Inc. 1997 to 2003.

_______________________________

(a)

Officers each serve one year terms.

Board of Trustees Various Committees.

Audit Committee. The Audit Committee consists of Messrs. Jarrett, Meurer and Pappas.  The members of the Audit Committee are not “interested” persons of the Trusts  (“Independent Trustees”).The Audit Committee met six times during the last fiscal year.  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to:

•

the engagement or discharge of the Trusts’ independent auditors (including the audit fees charged by auditors);

•

the supervision of investigations into matters relating to audit matters;

•

 the review with the independent auditors and independent consultants of the results of audits; and

•

addressing any other matters regarding audits and financial statements.

Compliance Committee. The Compliance Committee consists of Ms. Talbot and Messrs. Graham and Kinnicutt, each of whom is an Independent Trustee.  Mr. Kinnicutt only serves as a committee member for the Cash Trust, Growth and Income Trust, Income Trust and Series Trust.  Ms. Talbot serves as Chairwoman of the Compliance Committee.  The Compliance Committee met four times during the last fiscal year.  The primary responsibilities of the Compliance Committee are:

•

to oversee the Trusts’ compliance with all regulatory obligations arising under the applicable Federal securities law, rules and regulations; and

•

oversee management’s implementation and enforcement of the Trusts’ compliance policies and procedures.

Nominating Committee.  The Nominating Committee consists of Messrs. Graham, Jarrett, Kinnicutt, Meurer, Pappas, and Ms. Talbot, each of whom is an Independent Trustee.  The Nominating Committee did not meet during the most recent fiscal year. The Nominating Committee’s primary responsibility is to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues.  In determining potential candidates’ qualifications for Board membership, the Committee may consider all factors it may determine to be relevant to fulfilling the role of being a member of the Board.  The Nominating Committee may consider potential candidates for nomination identified by one or more shareholders of a fund.  Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose.  In order to be considered by the Committee, any shareholder recommendation must include certain information, such as the candidate’s business, professional or other relevant experience and areas of expertise, current business and home addresses and contact information, other board positions or prior experience and any knowledge and experience relating to investment companies and investment company governance. The primary responsibilities of the Nominating Committee are:

•

to make recommendations to the Board on issues related to the composition and operation of the Board;

•

communicate with management on those issues; and

•

evaluate and nominate Board member candidates.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee consists of Messrs. Meurer, Pappas and Jarrett, each of whom is an Independent Trustee.  The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.  The primary responsibility of the Trusts’ Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Committee by:

•

an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law; or

•

 a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.

The following table shows the amount of equity securities in the funds and in the other Heritage Mutual Funds owned by the Trustees as of December 31, 2007:

Dollar Range of Equity Securities Owned:
	Interested Trustee	Independent Trustees
	Richard K. Riess	C. Andrew Graham	Keith Jarrett	Lincoln Kinnicutt	William J. Meurer	James L. Pappas	Deborah L. Talbot
International	None	$10,001 - $50,000	$10,001 - $50,000	None	$50,001 - $100,000	$10,001 - $50,000	$10,001 - $50,000
Growth and Income	None	$10,001 - $50,000	$10,001 - $50,000	None	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Aggregate Dollar Range of Securities in Heritage Mutual Funds(a)	Over $100,000	Over $100,000	$50,001 - $100,000	Over $100,000	Over $100,000	Over $100,000	$50,001 - $100,000

(a)

The Heritage Mutual Funds consist of 11 funds, including Heritage Cash Trust—Money Market Fund and Heritage Cash Trust—Municipal Money Market Fund.

The Trustees and officers of the Trusts, as a group, own less than 1% of each class of each fund’s shares outstanding.  Each Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Trustees of each Trust also serve as Trustees for Heritage Cash Trust, an investment company that is also advised by the Heritage (collectively referred to as the “Heritage Mutual Funds”).  Mr. Kinnicutt does not serve as a Trustee of the Heritage Capital Appreciation Trust and does not receive compensation from that Trust.  Except for Lincoln Kinnicutt, each Trustee of the Heritage Mutual Funds who is not an employee of Heritage or its affiliates receives an annual fee of $25,000 and an additional fee of $4,000 for each combined quarterly meeting of the Heritage Mutual Funds attended.  Mr. Kinnicutt receives an annual fee of $22,500 and an additional fee of $3,600 for each combined quarterly meeting of the Heritage Mutual Funds attended.  In addition, each Audit Committee and Compliance Committee member receives $1,000 per meeting (in person or telephonic), which is allocated among e ach Heritage Mutual Fund on a pro rata basis.  The Lead Independent Trustee and Compliance Committee Chairperson each receive an annual retainer of $4,000 and the Audit Committee Chairperson receives an annual retainer of $5,000. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. Because Heritage and other unaffiliated service providers perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees.  Except for the Chief Compliance Officer, no officer, director or employee of Heritage receives any compensation from the Trust for acting as a director or officer.  The following table shows the compensation earned by each Trustee on each Trust’s last fiscal year:

Compensation Table

	Aggregate Compensation from:		Total Compensation From the Trusts and the Heritage Mutual Funds(a) Paid to Trustees
Trustee Name	Growth and Income	Series Trust
Interested Trustee:
Richard K. Riess	$0	$0	$0
Independent Trustees:
C. Andrew Graham	$3,900.00	$19,500.00	$39,000.00
Keith Jarrett	$4,100.00	$20,500.00	$41,000.00
Lincoln Kinnicutt(b)	$3,800.00	$14,625.00	$24,175.00
William J. Meurer	$4,450.00	$22,250.00	$44,500.00
James L. Pappas	$4,350.00	$21,750.00	$43,500.00
Deborah L. Talbot	$4,200.00	$21,000.00	$42,000.00

  (a)

The Heritage Mutual Funds consist of five separate registered investment companies, which are Capital Appreciation Trust, Cash Trust, Growth and Income Trust, Income Trust and Series Trust, and 11 portfolios of those companies.

 (b)

Mr. Kinnicutt does not serve as a Trustee for the Capital Appreciation Trust and was elected to the Board of Trustees on August 7, 2007 for the Cash Trust.

No Trustee will receive any benefits upon retirement.  Thus, no pension or retirement benefits have accrued as part of any of any Trust’s expenses.

B.

Control Persons and Principal Holders of Securities

There are no shareholders who owned of record or were known by the funds to own beneficially five percent or more of the outstanding shares of a class of the funds, because the funds have not yet been offered.

C.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) wherein the Trust has delegated to each subadviser the responsibility for voting proxies relating to portfolio securities held by each Fund as part of their investment advisory services, subject to the supervision and oversight of Heritage.  All such proxy voting duties shall be subject to the Board’s continuing oversight. Notwithstanding this delegation of responsibilities, however, each fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each fund and its shareholders, taking into account the value of a Fund’s investments.

Proxy Voting Guidelines.  Generally, each subadviser will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of each Trust’s Proxy Policies.  Each subadviser is permitted to vote a proxy based on the best interest of the fund if a proxy presents an issue that is not addressed in the Proxy Guidelines or the Proxy Guidelines provide discretion as to how to vote a proxy.  Each subadviser should vote proxies to further the long-term economic value of the underlying securities and in the best interest of the fund and its shareholders.

The Proxy Guidelines distinguish between routine and non-routine proposals. In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders.  Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security.  Examples of non-routine proposals would include, among other things, decisions as to corporate restructuring, poison pill provisions, and changes in capitalization.  These proposals may require special consideration by a subadviser depending on whether and how they are addressed in the Proxy Guidelines.

Conflicts of Interest.  The Proxy Guidelines also address procedures to be used by each subadviser when there is a conflict of interest between the interests of its respective fund shareholders and those of the subadviser, the fund’s principal underwriter or other affiliated persons of the fund.  Upon the discovery of a conflict of interest, the subadviser must consult with Heritage to assess the extent to which there may be a material conflict of interest.  After such consultation, the subadviser will provide Heritage with pertinent written information as to how and why the proxy was voted in a particular manner.  In addition, the subadviser will provide a quarterly report to the Board that includes information as to how the conflict was resolved.

More Information.  Information regarding how proxies were voted during the most recent twelve-month period ended June 30 is available without charge, upon request by calling toll-free, 800.421.4184, visiting our website, HeritageFunds.com, or by accessing the Trust’s most recently filed report on Form N-PX on the Commission's website at www.sec.gov.  In addition, a copy of the Heritage Mutual Funds Proxy Voting Guidelines is also available by calling 800.421.4184 or visiting our website, HeritageFunds.com. The guidelines will be sent within three business days of receipt of a request.

D.

Investment Adviser and Administrator; Subadvisers

The investment adviser and administrator for each fund is Heritage Asset Management, Inc.  (“Heritage”).  Heritage was organized as a Florida corporation in 1985.  All the capital stock of Heritage is owned by RJF.  RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

With respect to each fund, Heritage is responsible for managing the fund’s investment and noninvestment affairs, subject to the direction of Heritage and each fund’s Board.  Each Trust, on behalf of its respective series, if any, entered into an Investment Advisory Agreement effective August 14, 2007. Under the Investment Advisory Agreement, Heritage provides a continuous investment program for each Fund and determines what securities and other investments will be purchased, retained, sold or loaned by each Fund and what portion of such assets will be invested or held uninvested as cash.  Heritage also is responsible for effecting transactions for each Fund and selecting brokers or dealers to execute such transactions for each Fund.  Heritage may delegate these duties subject to Board approval, and if required by the 1940 Act, shareholder approval.

Under a Subadvisory Agreement, Eagle Asset Management, Inc. (“Eagle”) provides investment advice and portfolio management services, subject to direction by Heritage and the Growth and Income’s Board, to Growth and Income for a fee payable by Heritage. None of Growth and Income’s assets currently is allocated to Eagle. Under a separate Subadvisory Agreement, Thornburg Investment Management, Inc. (“Thornburg”), subject to the direction of Heritage and the Growth and Income’s Board, provides investment advice and portfolio management services to Growth and Income for a fee payable by Heritage.  Under a separate Subadvisory Agreement, Artio Global Management, LLC (“Artio”) provides investment advice and portfolio management services, subject to the direction of Heritage and the Series Trust’s Board, to International for a fee payable by Heritage (collectively, the “Subadvisory Agreements”).

The Advisory Agreement and the Subadvisory Agreements were approved by the Board (including all of the Trustees who are not “interested persons” of Heritage or the subadvisers, as defined under the 1940 Act) and by the shareholders of the applicable funds in compliance with the 1940 Act.  Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Heritage, the subadvisers or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a fund.

The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days written notice by the Trust to either party.  In addition, the Advisory Agreements may be terminated on not less than 60 days written notice by Heritage, as applicable, to a fund and the Subadvisory Agreements may be terminated on not less than 60 days written notice by Heritage as applicable, or 90 days written notice by the subadvisers.  Under the terms of the Advisory Agreement, Heritage automatically becomes responsible for the obligations of the subadvisers upon termination of the Subadvisory Agreements.  In the event Heritage ceases to be the investment adviser of a fund or the Distributor ceases to be principal distributor of shares of a fund, the right of a fund to use the identifying name of “Heritage” may be withdrawn.

Heritage and the subadvisers shall not be liable to either fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with a fund or for any losses that may be sustained in the purchase, holding or sale of any security.

All of the officers of each fund are officers or directors of Heritage or its affiliates.  These relationships are described under “Management of the Funds.”

Advisory Fees.

Each fund pays investment advisory fees to Heritage.  Heritage earned the following advisory fees and administrative fees from each fund during the periods shown.  Beginning January 2, 2006, the funds allocated the management fee rate paid to Heritage between investment advisory and administrative fee rates.  Therefore, beginning with the 2007 fiscal year, advisory fees and administrative fees are listed separately.  For periods prior to the 2007 fiscal year, advisory fees and administrative fees are combined.

Note that Growth and Income changed its fiscal year end to October 31, beginning in 2006.

	Investment Advisory and Administrative fees paid to Heritage Advisory/Admin Net Net Net
Fund	11/1/06-10/31/07	10/1/06-10/31/06	10/1/05-9/30/06	10/1/04-9/30/05
Growth and Income	$773,862 $166,638	$76,278	$814,424	$985,914
			11/1/05-10/31/06	11/1/04-10/31/05
International	$2,010,943 $417,910		$1,594,371	$431,921

In addition, Heritage has entered into agreements with each fund’s subadviser and paid the following fees pursuant to those agreements.

Subadvisory fees paid by Heritage
Fund	11/1/06-10/31/07	10/1/06-10/31/06	10/1/05-9/30/06	10/1/04-9/30/05
Growth and Income Thornburg Eagle	$470,250 $0	$38,139 $0	$407,212 $ 0	$302,360 $0
			11/1/05-10/31/06	11/1/04-10/31/05
International	$1,164,426		$747,186	$462,387

Further, Heritage has contractually agreed to waive certain expenses to the extent that total annual operating expenses exceed certain limits for each class.

Heritage has entered into an administration agreement with each Trust, on behalf of its respective series, if any.  Under the administration agreement, Heritage provides to each Fund and its respective classes all administrative and clerical services deemed necessary or advisable for the operation of such Funds and classes.  Among other services, Heritage provides all necessary office facilities, equipment, and personnel, prepares required regulatory filings, prepare Board materials and coordinates mailing of prospectuses, notices, proxy statements and other shareholder or investor communications.  The fees under the administration agreement are equal to 0.15% of the average daily net assets of Class R-3 shares and 0.10% of the average daily net assets of Class I and Class R-5 shares.

For each fund, the current advisory and subadvisory fees, are determined as follows:

Growth and Income Trust

	Average daily net assets	Rate charged
Investment Advisory Fee
	$0 to $100 million	0.60%
	$101 million to $500 million	0.45%
	Over $500 million	0.40%

Subadvisory Fee	$0 to $100 million	0.375%
	$100 million to $500 million	0.30%
	Over $500 million	0.275%

Heritage has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets through February 28, 2009 and Class R-3 annual operating expenses exceed 1.65% of that class’ average daily net assets through February 28, 2009. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

International Fund

	Average daily net assets	Rate charged
Investment Advisory Fee
	$0 to $100 million	0.85%
	$101 million to $1 billion	0.65%
	Over $1 billion	0.55%

Subadvisory Fee	$0 to $100 million	0.45%
	Over $100 million	0.40%

Heritage has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I and Class R-5 annual operating expenses exceed 1.15% of that class’ average daily net assets through February 28, 2009 and Class R-3 annual operating expenses exceed 1.75% of that class’ average daily net assets through February 28, 2009. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Class-Specific Expenses.  Each fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of a fund’s shares to which those expenses are attributable.

E.

Portfolio Managers

Each subadvisor has provided the information found in this section for Heritage’s use in the SAI.

Thornburg Asset Management, Inc.  (Growth and Income Trust)

William V. Fries, CFA, has been responsible for the day-to-day management of the investment portfolio since July 2001. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995.  Brad Kinkelaar has been the Managing Director and Portfolio Manager since 1995 has served with Mr. Fries as a co-manger of the fund since 2006.

As of October 31, 2007, Mr. Fries is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	17	$24.403 billion
Other pooled investment vehicles	13	$2.162 billion
Other accounts	10,205	$10.864 billion

In 2 of the 10,205 of the above “other” accounts, the advisory fee payable to Thornburg is based upon the account’s performance and the assets managed that pay the fee are $1.055 billion.

As of October 31, 2007, Mr. Kinkelaar is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	2	$4.02 billion
Other pooled investment vehicles	0	$0
Other accounts	0	$0

None of the above accounts have an advisory fee that is payable to Thornburg based upon the account’s performance and the assets managed.

Material Conflicts of Interest: Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager’s management of the fund’s investments and the manager’s management of other accounts. These conflicts could include:

•

Allocating a favorable investment opportunity to one account but not another.

•

Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

•

Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

•

Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

Thornburg has informed the fund that it has considered the likelihood that any material conflicts of interest could arise between the portfolio manager’s management of the fund’s investments and the portfolio manager’s management of other accounts. Thornburg has also informed the fund that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Compensation: The compensation of the portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. The portfolio manager also owns equity shares in the investment manager, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective.

Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the fund; multiple year historical total return of accounts managed by the portfolio manager, including the fund, relative to market performance and similar funds; single year historical total return of accounts managed by the portfolio manager, including the fund, relative to market performance and similar funds; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the portfolio manager’s compensation with respect to the fund and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations. To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manager.

As of October 31, 2007, neither Mr. Fries nor Mr. Kinkelaar owns any shares of the fund.

Eagle Asset Management, Inc.  (Growth and Income Trust)

Eagle serves as subadvisor for the Growth and Income Trust, although none of Growth and Income’s assets are currently allocated to Eagle.

Material Conflicts of Interest: When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  Eagle has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within Eagle are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, Eagle and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The officers and employees of Eagle and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients.  In addition, Eagle and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Eagle may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Eagle have an investment interest.  Eagle seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under our firm’s Code of Ethics.

Compensation: Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts.  Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team.  This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team.  This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund.  A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangem ents than their fund(s).

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

Eagle seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and the relative (pre-tax) performance (typically 1- and 3-year performance) of these accounts and various other variable forms of compensation, including stock options and an Executive benefit plan. Eagle has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. Their investment professionals are compensated as follows:

• All portfolio managers are paid base salaries that are competitive with others in their fields, based on industry surveys;

• Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;

• Additional deferred compensation plans, including restricted stock awards and stock option programs, may be provided to key investment professionals;

• All portfolio managers generally are eligible to receive benefits from the subadviser’s parent company including a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

[Eagle has not assigned any portfolio managers to Growth and Income because none of Growth and Income’s assets are currently allocated to Eagle.]

Artio Global Management LLC (International Fund)

Rudolph-Riad Younes, CFA, Head of International Equities at Artio Global Management LLC, and Richard C. Pell, Chief Investment Officer and Chief Executive Officer of Artio Global Management LLC, have been responsible for the day-to-day management of the fund’s investment portfolio since July 2002.   Artio Global Management LLC (“Artio”) has provided the following information regarding the managers which is current as of October 31, 2007.

As of October 31, 2007, Mr. Pell is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	9	$41.432 billion
Other pooled investment vehicles	11	$9.519 billion
Other accounts	76	$20.757 billion

In 4 of the 76 of the above “other” accounts, the advisory fee payable to Artio is based upon the account’s performance and the assets managed that pay the fee are $2.068 billion.

As of October 31, 2007, Mr. Younes is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	9	$40.616 billion
Other pooled investment vehicles	11	$9.559 billion
Other accounts	81	$21.279 billion

In 4 of the 81 of the above “other” accounts, the advisory fee payable to Artio is based upon the account’s performance and the assets managed that pay the fee are $2.068 billion.

Material Conflicts of Interest: As Messrs. Younes and Pell share in the profits of Artio, the conflict is that these portfolio managers may have an incentive to allocate securities preferentially to the accounts where Artio might share in investment gains.  In addition, they may have an incentive to allocate securities preferentially to the accounts for which Artio receives higher investment advisory fees based on the assets under management. In order to address these potential conflicts, Artio’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of Artio’s clients are disadvantaged in Artio’s management of accounts.  Additionally, Artio’s internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program.

Compensation: Messrs. Younes and Pell are compensated via a methodology that uses a compensation of fixed compensation, compensation based on performance and compensation based on tenure.  The fixed portion of their compensation includes salary, profit sharing and deferred compensation.  The performance component is comprised of an annual bonus and the tenured portion is comprised of the employee stock purchase plan, the 401(k) plan and various retirement plans.  The performance portion utilizes the MSCI EAFE Index and the MSCI ACWI ex-US index as the appropriate benchmarks for International.  There is no difference in the methodology of compensating the managers with any of the accounts listed as “other accounts” in the above paragraphs.

As of October 31, 2007, Messrs. Younes and Pell do not own any shares of the fund.

F.

Portfolio Turnover and Brokerage Practices

Each fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives.  Thus, the turnover rate may vary greatly from year to year or during periods within a year.  A fund’s portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period.  A 100% turnover rate would occur if all the securities in a fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.    The following table shows the turnover rate for each fund for the periods shown:

Turnover Rate
Fund	11/1/06-10/31/07	10/1/06-10/31/06	10/1/05-9/30/06
Growth and Income	63%	4%	54%
			11/1/05-10/31/06
International	56%		58%

The subadvisers are responsible for the execution of each fund’s portfolio transactions and must seek the most favorable price and execution for such transactions.  Best execution, however, does not mean that a fund necessarily will be paying the lowest commission or spread available.  Rather, each fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker’s facilities and any risk assumed by the executing broker.

It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers.  Consistent with the policy of most favorable price and execution, the subadvisers may give consideration to research, statistical and other services furnished by brokers or dealers, and to potential access to initial public offerings (“IPOs”) that may be made available by such broker-dealers.  In addition, the subadvisers may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the subadvisers determine in good faith that such commission or spread is reasonable in relation to the value of brokerage and research services provided.  Such research and analysis may be useful to the subadvisers in connection with services to clients other than the funds.  A fund also may purchase and sell portfolio securities to and from dealers who provide it with research services.  However, portfolio transactions will not be directed by the funds to dealers on the basis of such research services.

The subadvisers may use an affiliated broker-dealer, its affiliates or certain affiliates of Heritage and Eagle as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution.  Commissions paid to affiliates of Heritage and Eagle will not exceed “usual and customary brokerage commissions.”  Rule l7e-1 under the 1940 Act defines “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

The subadvisers also may select other brokers to execute portfolio transactions.  In the OTC market, each fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.  The following table shows the aggregate brokerage commissions paid for the periods shown.

Fund	11/1/06-10/31/07	10/1/06-10/31/06	10/1/05-9/30/06	10/1/04-9/30/05
Growth and Income Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$108,937 $0 0% 0%	$9,529 $0 0% 0%	$100,259 $1,312 1.3% 0.56%	$116,241 $0 0% 0%
			11/1/05-10/31/06	11/1/04-10/31/05
International Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$620,910 $304 0.1% 0.03%		$392,555 $319 0.1% 0.07%	$277,306 $6,948 2.51% 2.46%

Each fund may not buy securities from, or sell securities to, an affiliate as principal.  However, the Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each fund may purchase securities that are offered in underwritings in which an affiliate is a participant.  The Board will consider the ability to recapture fund expenses on certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the Financial Industry Regulatory Authority, Inc. and other self-regulatory organizations.

Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each fund has expressly consented to the Distributor executing transactions on an exchange on its behalf.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, Heritage, the Adviser, each subadviser and the Distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of the applicable funds to invest in securities that may be owned by the funds, subject to certain restrictions.  The Codes are on public file with, and may be obtained from, the Commission.

G.

Distribution of Shares

Distribution.  Shares of each fund are offered continuously through the funds’ principal underwriter, Heritage Fund Distributors, Inc. (the “Distributor”), a subsidiary of Heritage, and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks.  Such dealers may be deemed to be underwriters pursuant to the 1933 Act.  The Distributor and Financial Advisors or banks with whom the Distributor has entered into dealer agreements offer shares of each fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  In this connection, the Distributor makes distribution and servicing payments to participating dealers.

Distribution Agreement.  Each fund had adopted a Distribution Agreement pursuant to which the Distributor bears the cost of making information about each fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts.  The Distributor also pays service fees to dealers for providing personal services to shareholders and for maintaining shareholder accounts.  Each fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

The Distribution Agreements may be terminated at any time on 60 days written notice without payment of any penalty by either party.  Each fund may effect such termination by vote of a majority of the outstanding voting securities of a fund or by vote of a majority of the Independent Trustees.  For so long as either Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

Rule 12b-1 Distribution Plan.  Each fund has adopted a Distribution Plan under Rule 12b-1 for each class of shares (each a “Plan” and collectively the “Plans”).  These Plans permit a fund to pay the Distributor the monthly distribution and service fee out of the fund’s net assets to finance activity that is intended to result in the sale and retention of each class of shares.  The funds used all Class R-3 12b-1 fees to pay the Distributor.   Each Plan was approved by the Board, including a majority of the Trustees who are not interested persons of a fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the “Independent Trustees”).  In approving such Plans, the Board determined that there is a reasonable likelihood that each fund and its shareholders will benefit from each Plan.  Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a fund.  The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred.  A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose.  Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.  If a Plan is terminated, the obligation of a fund to make payments to the Distributor pursuant to the Plan will cease and the fund will not be required to make any payment past the date the Plan terminates.

Heritage has entered into agreements with the Distributor and other financial intermediaries to provide certain services on behalf of the funds.  Such services include, but are not limited to, account opening, record retention, processing cash receipts from and disbursements to shareholders and preparing account statements.  As compensation, Heritage pays from its own resources, a service fee of up to 0.25% of average daily net assets of each fund to the Distributor and other broker-dealers.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class R-3 shares and in connection with personal services rendered to Class R-3 shareholders and the maintenance of Class R-3 shareholder accounts, each fund offering Class R-3 shares will pay the Distributor a service fee of 0.25% and a distribution fee of 0.25% of that fund’s average daily net assets attributable to Class R-3 shares.  These fees will be computed daily and paid monthly.

With respect to Class I and Class R-5 shares, the funds offering such shares will not currently pay the Distributor a 12b-1 fee.

Neither fund has yet paid any 12b-1 fees to the Distributor because shares of the funds have not yet been offered.

H.

Payments to Dealers

The Distributor may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 fees discussed above. In addition to those payments, Heritage or one or more of its corporate affiliates (collectively, the “Affiliates”) may make additional cash payments to intermediaries in connection with the promotion and sale of shares of funds.  Affiliates make these payments from their own resources, which in the case of the Distributor may include the retention of underwriting concessions and payments the Distributor receives under the Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Many financial advisors that sell shares of funds receive one or more types of these cash payments. Financial advisor s negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. Affiliates do not make an independent assessment of the cost of providing such services.

In this context, “financial advisors” include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with one or more of the Affiliates.

Revenue Sharing Payments.  Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of funds. The benefits that Affiliates receive when they make these payments include, among other things, placing funds on the financial advisor's funds sales system, placing funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial advisor for including funds in its fund sales system (on its “sales shelf”). Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor.

The revenue sharing payments Affiliates make may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial advisor (“Asset-Based Payments”).  Sales-Based Payments primarily create incentives to make new sales of shares of funds and Asset-Based Payments primarily create incentives to retain previously sold shares of funds in investor accounts. Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. Affiliates also may make payments to certain financial advisors that sell fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets. Affiliates also may make payments to certain financial advisors that sell fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

Other Cash Payments. From time to time, Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the funds. This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc. Affiliates make payments for entertainment events they deem appropriate, subject to Affiliate guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.  Such compensation provided by Affiliates may include financial assistance to financial advisors that enable Affiliates to

•

participate in an/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees,

•

client entertainment, client and investor events, and other financial advisor-sponsored events, and

•

 travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.

Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of funds or retain shares of funds in their clients' accounts, Affiliates benefit from the incremental management and other fees paid to Affiliates by the funds with respect to those assets.

In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this SAI. You can ask your financial advisor about any payments it receives from Affiliates or the funds, as well as about fees and/or commissions it charges.

I.

Additional Services to the Funds

Administrative, Fund Accounting and Transfer Agent Services.  Heritage, subject to the control of the Board, will:

•

manage, supervise and conduct the administrative and business affairs of each fund;

•

furnish office space and equipment;

•

oversee the activities of the subadvisers and the Custodian; and

•

pay all salaries, fees and expenses of officers and Trustees of each fund who are affiliated with Heritage.

Heritage is the transfer and dividend disbursing agent for each fund and provides certain shareholder servicing activities for customers of the funds.  In addition, Heritage is the fund accountant for each fund except International.  State Street Bank & Trust is the fund accountant for International.  Each fund pays directly for fund accounting and transfer agent services.

  The following table shows the fees paid to Heritage as fund accountant for Growth and Income for each of the indicated periods:

	Fund Accounting Fees Paid
	11/1/06-10/31/07	10/1/06-10/31/06	10/1/05-9/30/06	10/1/04-9/30/05
Growth and Income	$95,542	$7,826	$93,964	$67,110

The following table shows the fees paid to Heritage as Transfer Agent for each of the indicated periods for all funds:

	Transfer Agent Fees Paid
Fund	11/1/06-10/31/07	10/1/06-10/31/06	10/1/05-9/30/06	10/1/04-9/30/05
Growth and Income	$161,256	$12,637	$159,255	$98,090
			11/1/05-10/31/06	11/1/04-10/31/05
International	$238,876		$167,557	$107,195

Custodian.   State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of each fund’s assets.  The Custodian also provides portfolio accounting and certain other services for the funds.

Legal Counsel.  K&L Gates LLP, 1601 K Street NW, Washington, D.C. 20006, serves as counsel to the funds.

Independent Registered Certified Public Accounting Firm.  PricewaterhouseCoopers LLP, 4221 W. Boy Scout Blvd., Suite 200, Tampa, Florida 33607, is the independent registered certified public accounting firm for the funds.  The Financial Statements of the funds that appear in this SAI have been incorporated by reference into the SAI.  The financial statements were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

J.

Potential Liability

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of a fund.  To protect its shareholders, each fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of a fund.  These documents require notice of this disclaimer to be given in each agreement, obligation or instrument each fund or its Trustees enter into or sign.  In the unlikely event a shareholder is held personally liable for a fund’s obligations, that fund is required to use its property to protect or compensate the shareholder.  On request, a fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of a fund.  Therefore, financial loss resulting from liability as a shareholder will occur only if a fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

APPENDIX A

INVESTMENT TYPES GLOSSARY

Equity Securities:

Common Stocks. Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to declin e as interest rates increase and, conversely, increases as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Preferred Stock.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts(“REITs”).   Equity REITs own real estate properties, and their revenue comes principally from rent.  Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans.  Hybrid REITs combine characteristics of both equity and mortgage REITs.  The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended.  The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow.  The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights.   Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Debt Securities:

Debt Securities.   The market value of debt securities is influenced primarily by changes in the level of interest rates.  Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.

Investment Grade/Lower Rated Securities:

Investment Grade Securities.   Investment grade securities include securities rated BBB or above by Standard & Poor’s (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, are deemed to be of comparable quality by a fund’s subadviser.

Lower Rated / High-Yield Securities.  Lower rated/high-yield securities are securities rated below investment grade, i.e., rated below BBB or Baa by S&P and Moody’s, respectively, or unrated securities determined to be below investment grade by its subadviser.  These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.  These securities are subject to specific risks that may not be present with investments of higher grade securities.

Short-Term Money Market Instruments:

Bankers’ Acceptances.   Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Maturities on bankers’ acceptances that are eligible for purchase usually range from 20 to 180 days but may extend for longer periods.

Certificates of Deposit (“CDs”).  CDs available for investment by the funds are issued by domestic institutions with assets in excess of $1 billion.  The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements.  A repurchase agreement is a transaction in which a fund purchases securities and commits to resell the securities to the original seller at an agreed upon date.  The resale price reflects a market rate of interest that is unrelated to the coupon rate or maturity of the purchased securities.

Reverse Repurchase Agreements.  Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a mutually agreed to price.  If required, at the time a fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).

U.S. Government and Zero Coupon Securities:

U.S. Government Securities.  U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  Some obligations issued by U.S.  Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest.  Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

Zero Coupon Securities.   Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.  Zero coupon securities are issued and traded at a discount from their face amount or par value, which discount rate varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Foreign Securities Exposure:

Depositary Receipts. Sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities represent interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”).  Depositary Receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted and are subject to foreign securities risks, as discussed below.

EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities.  GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement.

Euro/Yankee Bonds. International may invest in dollar-denominated bonds issued by foreign branches of domestic banks (“Eurobonds”) and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States (“Yankee bonds”).

Eurodollar Certificates. Growth and Income may purchase CDs issued by foreign branches of domestic and foreign banks.  Domestic and foreign Eurodollar certificates, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation or governmental regulation.

American Depositary Receipts (“ADRs”):

Sponsored and unsponsored ADRs are receipts that represent interests in, or are convertible into, securities of foreign issuers.  These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

ADRs may be purchased through “sponsored” or “unsponsored” facilities and also include New York Shares (“NYRs”).  A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.  For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description.  Certain financial instruments (“Hedging Instruments”), include futures contracts (sometimes referred to as “futures”), options, and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.”  A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s investment portfolio.  Thus, in a short hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.  A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire.  Thus, in a long hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire.  Hedging Instruments on indices may be used to hedge broad market sectors.

Options:

Options may include options on securities, equity and debt indices and currencies.

Characteristics of Options Trading.  A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period.  A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period.  Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Futures:

Guidelines and Characteristics of Futures and Options on Futures Trading.   The purchase of futures can serve as a long hedge, and the sale of futures on futures can serve as a short hedge.  Futures contracts can also be purchased and sold to attempt to enhance income or yield.

Stock Index Futures.  A stock index assigns relative values to the common stocks comprising the index.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index.  The price of the stock index futures may move more than or less than the price of the securities being hedged.  If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all.  If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index.  It is also possible that, where a fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline.  If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. &n bsp;However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead.  If a fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Forward Currency Contracts.  A forward currency contract involves an obligation of a fund to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Forward currency transactions may serve as long hedges – for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire.  Forward currency contract transactions also may serve as short hedges – for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established.  Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions.  A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position.  For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund’s options and futures activities may affect its turnover rate and brokerage commission payments.  The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate.  Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.  The exercise of puts purchased by a fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put.  A fund will pay a brokerage commis sion each time it buys or sells a put or call or purchases or sells a futures contract.  Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars:

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between or among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of a reference index.  The purchaser of a cap is entitled to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchaser of a floor is entitled to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate of amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Options on Swap Agreements:

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms.  The fund may write (sell) and purchase put and call swap options.  Depending on the terms of a particular option agreement, the fund may incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when the fund writes a swap option, upon the exercise of the option, the fund will become obligated according to the terms of the underlying agreement.

Index Securities:

Index Securities.  Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), but are traded on an exchange like shares of common stock.  The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities.  However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks.  Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

APPENDIX B

COMMERCIAL PAPER RATINGS

The rating services’ descriptions of commercial paper ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Commercial Paper Debt Ratings

Prime-l.   Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Commercial Paper Ratings

A-1.  This designation indicates that the degree of safety regarding timely payment is very strong.  Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment of issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

CORPORATE DEBT RATINGS

The rating services’ descriptions of corporate debt ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Corporate Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated “BB,” “B,” “CCC,” “CC,” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

B - Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC - Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC - The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C - The rating “C” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC-” debt rating.  The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating “CI” is reserved for income bonds on which no interest is being paid.

D - Debt rated “D” is in payment default.  The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

APPENDIX C

FUND INVESTMENT SUMMARY

All investments are allowed with no specific limitation unless indicated otherwise and all percentage limitations are based on the fund’s total assets, unless otherwise specified.

Investment Type	Growth & Income	International
• Equity Securities	>=65	>=80(1)
• Common Stocks	●	●
• Convertible Securities	●	●
• Preferred Stock	●	●
• REITs	●	●
• Warrants	●	●
• Rights	●	●
• Debt Securities	●	●
• Corporate Debt	●	●
• Fixed and Floating Rate Loans	☒	☒
• Brady Bonds	☒	☒
• Foreign Debt Securities	☒	☒
• Lower rated/High Yield (NET ASSETS)	●	<=10
• Bankers Acceptances	●	●
• Certificate of Deposit in institution w/assets greater than $1 billion	●	●
• Commercial paper of P- 1 or P- 2 or A-1 and A-2	●	●
• Demand and time deposits, savings shares, variable rate demand notes, etc.	☒	☒
• Repurchase Agreements(NET ASSETS)	<=20	<=20
• Reverse Repurchase Agreements	●	●
• U.S. Gov’t Securities	●	●
• Zero Coupon Securities	●	☒
• Total Foreign Securities Exposure including ADRs	<=35(2)	>=80
• ADRs	<=35(2)	>=80
• Depositary receipts	●	●
• Euro/Yankee Bonds	☒	●
• Eurodollar Certificates	●	☒
• Emerging markets	☒	<=35
• Futures Contracts	●	●(3)
• Options Contracts	●(4)	●
• Forward Contracts(10)	●	●
• Stock Index Futures	●	●
• Foreign currency hedging options and futures	☒	☒
• Foreign currency hedging futures	☒	●
• Forward Currency Contracts	●	●
• Combined transactions with options, futures and forwards	●	●
• Swaps, Caps, Floors, Collars, Options on swaps	☒	●
• Forward Commitments	●	●
• Illiquid Securities (NET ASSETS)	<=15	<=15
• Investment Companies	<=5	<=5
• Index Securities	●	●
• When-Issued & • Delayed Delivery Transactions	☒	●
• Loans of Portfolio Securities	●	●
• Temporary Defensive Measures	<=100	<=100

Notes

●

No policy limitation on usage

☒

Not allowed

1

International invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of foreign issuers.

2

Growth and Income may invest up to 35% in foreign securities, including ADRs and other similar securities. Of that, no more than 30% can be in direct foreign ownership.

3

International may purchase and sell only currency and stock index futures for hedging or investment purposes.

4

Growth and Income may write covered calls. The aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of the fund’s net assets.

PART C. OTHER INFORMATION

Item 23.

Exhibits

(a)

Declaration of Trust1

(b)

Bylaws1

(c)

Shareholders' rights are contained in Articles III, VIII, X and XI of the Registrant’s Declaration of Trust and Articles III, V and VI of the Registrant’s Bylaws

(d)

(i)

Form of Investment Advisory Agreement between Registrant and Heritage Asset Management, Inc. (“Heritage”)8

(ii)

Amended Schedule A to Investment Advisory Agreement between Registrant and Heritage10

(iii)

Form of Subadvisory Agreement between Heritage and Eagle Asset Management, Inc.8

(iv)

Form of Subadvisory Agreement between Heritage and Awad Asset Management, Inc.8

(v)

Amended Schedule A to Subadvisory Agreement between Heritage and Eagle Boston Investment Management, Inc. (formerly Awad Asset Management, Inc.)10

(vi)

Form of Subadvisory Agreement between Heritage and Julius Baer Investment Management LLC8

(vii)

Expense Limitation Agreement9

(e)

Form of Distribution Agreement between Heritage Series Trust and Heritage Fund Distributors, Inc.8

(f)

Bonus, profit sharing or pension plans – none

(g)

(i)

Custodian Agreement1

(ii)

Amended Fee Schedule to the Custodian Agreement5

(h)

(i)

Transfer Agency and Service Agreement2

(ii)

Amended Fee Schedule to the Transfer Agency and Service Agreement7

(iii)

Amended and Restated Heritage Funds Accounting and Pricing Service Agreement5

(iv)

Form of Administration Agreement8

(v)

Amended Schedule A to Administration Agreement10

(i)

Opinion and consent of counsel10

(j)

Consent of Independent Registered Certified Public Accounting Firm10

(k)

Financial statements omitted from prospectus – none

(l)

Letter of investment intent1

(m)

(i)

Class A Distribution Plan pursuant to Rule 12b-13

(ii)

Amended Schedule A to Class A Rule 12b-1 Plan4

(iii)

Amended Schedule A to Class A Rule 12b-1 Plan10

(iv)

Class C Distribution Plan pursuant to Rule 12b-13

(v)

Amended Schedule A to Class C Rule 12b-1 Plan4

(vi)

Amended Schedule A to Class C Rule 12b-1 Plan10

(vii)

Class I Distribution and Service Plan pursuant to Rule 12b-15

(viii)

Amended Schedule A to Class I Rule 12b-1 Plan10

(ix)

Class R-3 Distribution and Service Plan pursuant to Rule 12b-15

(x)

Amended Schedule A to Class R-3 Rule 12b-1 Plan10

(xi)

Class R-5 Distribution and Service Plan pursuant to Rule 12b-1 Plan5

(xii)

Amended Schedule A to Class R-5 Rule 12b-1 Plan10

(n)

(i)

Amended and Restated Multiple Class Plan pursuant to Rule 18f-39

(ii)

Amended Schedule A to Rule 18f-3 Plan10

(p)

(i)

Code of Ethics for Heritage Asset Management, Inc., Heritage Family of Funds, and Heritage Fund Distributors, Inc.9

(ii)

Code of Ethics for Eagle Asset Management, Inc.6

(iii)

Code of Ethics for Awad Asset Management, Inc.6

(iv)

Code of Ethics for Julius Baer Investment Management LLC8

Other Exhibits

Power of Attorney9

___________________________

[1]	Incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously via EDGAR on November 30, 1995.
[2]	Incorporated by reference from Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on November 1, 2002.
[3]	Incorporated by reference from Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on December 30, 2004.
[4]	Incorporated by reference from Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on April 4, 2005.
[5]	Incorporated by reference from Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on October 31, 2005.
[6]	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on December 29, 2005.
[7]	Incorporated by reference from Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on October 30, 2006.
[8]	Incorporated by reference from Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously on January 2, 2007.
[9]	Incorporated by reference from Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously on February 29, 2008.
[10]	To be filed by subsequent amendment.

Item 24.

Persons Controlled by or under Common Control with Registrant

None.

Item 25.

Indemnification

Article XI, Section 2 of Heritage Series Trust’s Declaration of Trust provides that:

(a)

Subject to the exceptions and limitations contained in paragraph (b) below:

(i)

every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)

the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)

in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)

Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i)

such Covered Person shall have provided appropriate security for such undertaking;

(ii)

the Trust is insured against losses arising out of any such advance payments; or

(iii)

either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Paragraph 8 of the Investment Advisory Agreement of Heritage Series Trust (“Advisory Agreement”) between the Trust and Heritage Asset Management, Inc. (“Heritage”) provides that, Heritage shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which the Advisory Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.  Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services t o or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

Paragraph 9 of the Subadvisory Agreement (“Subadvisory Agreement”) between Heritage and Eagle Asset Management, Inc. (“Subadvisers”) provides that, in the absence of willful misfeasance, bad faith or negligence on the part of the Subadvisers, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadvisers shall not be subject to any liability to Heritage, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

Paragraph 9 of the Subadvisory Agreement (“Subadvisory Agreement”) between Heritage and Awad Asset Management, Inc. (“Subadvisers”) provides that, in the absence of willful misfeasance, bad faith or negligence on the part of the Subadvisers, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadvisers shall not be subject to any liability to Heritage, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

Paragraph 9 of the Subadvisory Agreement (“Subadvisory Agreement”) between Heritage and Julius Baer Investment Management LLC (“Subadviser”) provides that, in the absence of willful misfeasance, bad faith or negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Heritage, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

Paragraph 9 of the Form of Distribution Agreement with Heritage Fund Distributors, Inc. (“Distributor”) provides that the Trust agrees to indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission t o state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

Paragraph 12 of the Administration Agreement between the Trust and Heritage Asset Management, Inc. (the "Administrator") states that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, partner, employee, or agent of the Administrator, who may be or become an officer, trustee, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Administrator even though paid by it.

Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement (“Accounting Agreement”) between the Trust and Heritage Asset Management, Inc. (“Heritage”) provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance  on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage’s own willful misfeasance , willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matte r has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 26.

I.  Business and Other Connections of Investment Adviser

Heritage Asset Management, Inc. is a Florida corporation that offers investment management services.  Heritage provides investment advisory services to all Funds of the Trust.  Heritage’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716.  Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (File No. 801-25067).  Raymond James Financial, Inc. (“RJF”) owns all shares of stock of Heritage.

II.  Business and Other Connections of Subadvisers

Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser.  All of its stock is owned by RJF.  Eagle is primarily engaged in the investment advisory business.  Eagle provides subadvisory services to the Core Equity, Diversified Growth, Mid Cap Stock and Small Cap Stock Funds.  Eagle’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716.  Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC (File No. 801-21343).

Eagle Boston Investment Management, Inc., previously known as Awad Asset Management, Inc., is a registered investment adviser.  Eagle Boston is a wholly owned subsidiary of Eagle Asset Management, Inc.  Eagle Boston provides subadvisory services to the Small Cap Stock Fund and the Small Cap Core Value Fund.  Eagle Boston’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716.  Information as to the officers and directors of Eagle Boston is included in the current Form ADV filed with the SEC (File No. 801-55776).

Artio Global Management LLC, previously known as Julius Baer Investment Management LLC, 330 Madison Avenue, New York, New York 10017, is a registered investment adviser.  Artio is primarily engaged in the investment advisory business.  Artio provides advisory services to the International Equity Fund.  Information as to the officers and directors of Artio is included in the current Form ADV filed with the SEC (File No. 801-18766).

Item 27.

Principal Underwriter

(a)

Heritage Fund Distributors, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust.  Heritage Asset Management, Inc. owns 75% of the shares of the stock of Heritage Fund Distributors.

(b)

The directors and officers of the Registrant’s principal underwriter are:

Name	Positions & Offices with Underwriter	Position with Registrant

Richard J. Rossi	Director/President	None

Stephen G. Hill	Director/Vice President	President

Richard B. Franz	Director/Treasurer	None

Andrea N. Mullins	Assistant Treasurer	Treasurer, Principal Financial Officer and Secretary

Damian Sousa	Chief Compliance Officer	None

Deborah Malina	Secretary	Assistant Secretary

Mathew J. Calabro	Senior Vice President	Senior Vice President and Principal Executive Officer

The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 28.

Location of Accounts and Records

For the Small Cap Stock Fund, the Small Cap Core Value Fund, the Mid Cap Stock Fund, the Diversified Growth Fund and the Core Equity Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended (“1940 Act”), are maintained by Heritage at 880 Carillon Parkway, St. Petersburg, Florida 33716.  For the International Equity Fund, the books and other documents required by Rule 31a-1 under the 1940 Act are maintained by the Portfolio’s custodian, State Street Bank & Trust Company.  Prior to March 1, 1994 the Trust’s Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by the 1940 Act; and the Subadviser will maintain some or all of the records required by the 1940 Act.

Item 29.

Management Services

None.

Item 30.

Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of July 11, 2008.

HERITAGE SERIES TRUST

By:  /s/ Mathew J. Calabro

Mathew J. Calabro, Senior Vice President,

Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Stephen G. Hill Stephen G. Hill	President	July 11, 2008

/s/ Richard K. Riess* Richard K. Riess	Trustee	July 11, 2008

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	July 11, 2008

/s/ C. Andrew Graham* C. Andrew Graham	Trustee	July 11, 2008

/s/ Lincoln Kinnicutt* Lincoln Kinnicutt	Trustee	July 11, 2008

/s/ William J. Meurer* William J. Meurer	Trustee	July 11, 2008

/s/ James L. Pappas* James L. Pappas	Trustee	July 11, 2008

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	July 11, 2008

/s/ Andrea N. Mullins Andrea N. Mullins	Principal Financial Officer	July 11, 2008

*By: /s/ Mathew J. Calabro Mathew J. Calabro, Attorney-In-Fact